                                                            File Nos. 333-10283
                                                                      811-7777

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO. 1

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 2
                  SEPARATE ACCOUNT KGC OF ALLMERICA FINANCIAL LIFE
                            INSURANCE AND ANNUITY COMPANY

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                  440 Lincoln Street
                                 Worcester, MA 01653
                       (Address of Principal Executive Office)

                     Abigail M. Armstrong, Secretary and Counsel
                Allmerica Financial Life Insurance and Annuity Company
                                  440 Lincoln Street
                                 Worcester, MA 01653
                  (Name and Address of Agent for Service of Process)

                It is proposed that this filing will become effective:


         ___Immediately upon filing pursuant to paragraph (b) of Rule 485. _x_On May 1, 1997 pursuant to paragraph (b) of Rule 485
         ___60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         ___On _____ pursuant to paragraph (a)(1) of Rule 485.


                              VARIABLE ANNUITY POLICIES


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 was filed on February 28, 1997.

               Cross Reference Sheet Showing Location in Prospectus of
                             Items Called for by Form N-4

Form N-4 Item No             Caption in Prospectus
                             ---------------------

1 . . . . . . . . . . . . .  Cover Page

2 . . . . . . . . . . . . .  "Special Terms"

3 . . . . . . . . . . . . .  "Summary"; "Annual and Transaction Expenses"

4 . . . . . . . . . . . . .  Condensed Financial Information; Performance
                             Information

5 . . . . . . . . . . . . .  "Description of the Company, the Variable Account
                             and the Kemper Investor Fund."

6 . . . . . . . . . . . . .  "Charges and Deductions"

7 . . . . . . . . . . . . .  "Description of the Contract"

8 . . . . . . . . . . . . .  "Electing the Form of Annuity and the Annuity
                             Date"; "Description of Variable Annuity Option"; "Annuity Benefit Payments"

9 . . . . . . . . . . . . .  "Death Benefit"

10. . . . . . . . . . . . .  "Payments"; "Computation of Values"' "Distribution
                             and Annuity Payments"

11. . . . . . . . . . . . .  "Surrender"; "Withdrawal"' "Charge for Surrender
                             and Withdrawal"; "Withdrawal Without Surrender Charge"; "Texas Optional Retirement Program"

12. . . . . . . . . . . . .  "Federal Tax Considerations"

13. . . . . . . . . . . . .  "Legal Matters"

14. . . . . . . . . . . . .  "Statement of Additional Information-Table of
                             Contents"


Form N-4 Item No.             Caption in Statement of Additional  Information
                              -----------------------------------------------

15. . . . . . . . . . . . .  "Cover Page"

16. . . . . . . . . . . . .  "Table of Contents"

17. . . . . . . . . . . . .  "General Information and History"

18. . . . . . . . . . . . .  "Services"

19. . . . . . . . . . . . .  "Underwriters"

20. . . . . . . . . . . . .  "Underwriters"

21. . . . . . . . . . . . .  "Performance Information"

22. . . . . . . . . . . . .  "Annuity Payments"

23. . . . . . . . . . . . .  "Financial Statements"

ALLMERICA FINANCIAL LIFE INSURANCE                         KEMPER GATEWAY CUSTOM
  AND ANNUITY COMPANY                                         A VARIABLE ANNUITY


PROFILE             THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT
MAY 1, 1997         POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A
                    KEMPER GATEWAY CUSTOM CONTRACT. THE CONTRACT IS MORE FULLY
                    DESCRIBED LATER IN THIS PROSPECTUS. PLEASE READ THE
                    PROSPECTUS CAREFULLY.

1. KEMPER GATEWAY CUSTOM VARIABLE ANNUITY CONTRACT

    The Kemper GATEWAY Custom variable annuity contract is a contract between you and Allmerica Financial Life Insurance and Annuity Company. It is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Kemper GATEWAY Custom combines the concept of professional money management with the attributes of an annuity contract.

    Kemper GATEWAY Custom offers a customized investment portfolio with experienced professional portfolio managers. You may allocate your payments among any of 16 investment portfolios of the Investors Fund Series, the Guarantee Period Accounts and the Fixed Account (the Guaranteed Period Accounts and/or the Fixed Account may not be available in certain jurisdictions.) This range of investment choices enables you to allocate your money to meet your particular investment needs.

    Like all annuities, the contract has an ACCUMULATION PHASE and an INCOME PHASE. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Investment and interest gains accumulate tax deferred. You may withdraw money from your contract during the ACCUMULATION PHASE. However, as with other tax-deferred investments, you pay taxes on earnings and any untaxed payments to the contract when you withdraw them. A federal tax penalty may apply if you withdraw prior to age 59 1/2.

    During the INCOME PHASE you will receive regular payments from your contract, provided you annuitize. Annuitization involves beginning a series of payments from the capital that has built up in your contract. The amount of your payments during the income phase will, in part, be determined by your account's growth during the accumulation phase.

2. ANNUITY BENEFIT PAYMENTS

    If you choose to annuitize your contract, you may select one of six annuity options: 1. monthly payments for your lifetime; 2. monthly payments for your lifetime, but for not less than 10 years; 3. monthly payments for your lifetime with the guarantee that if payments to you are less than the accumulated value a refund of the remaining value will be paid; 4. monthly payments for your lifetime and your survivor's lifetime; 5. monthly payments for your lifetime and your survivor's lifetime with the payment to the survivor being reduced to 2/3; and 6. monthly payments for a specified period of 1 to 30 years.

    You also need to decide if you want your annuity payments on a variable basis (i.e., subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once payments begin, the annuity option cannot be changed.

3. PURCHASING THIS CONTRACT

    You can buy a contract through your financial representative, who can also help you complete the proper forms. There is no fixed schedule for making additional payments into this contract. There are no limits to the frequency of additional payments, but there are certain limitations as to amount. Generally, the initial payment must be at least $2,000 and additional payments must be at least $100. However, minimums may be reduced for certain employer-sponsored plans.

4. INVESTMENT OPTIONS

    You have full investment control over the contract. You may allocate money to the following portfolios:

Money Market Portfolio          Value Portfolio
                                Small Cap Value
Total Return Portfolio          Portfolio
                                Value + Growth
High Yield Portfolio            Portfolio
Growth Portfolio                Horizon 20+ Portfolio
Government Securities
Portfolio                       Horizon 10+ Portfolio
International Portfolio         Horizon 5 Portfolio
Small Cap Growth Portfolio      Global Income Portfolio
Investment Grade Bond
Portfolio                       Blue Chip Portfolio

    You may also allocate money to the Guarantee Period Accounts and the Fixed Account. The Guarantee Period Accounts let you choose from among nine different Guarantee Periods (ranging in maturity from 2 to 10 years) during which principal and interest rates are guaranteed. The Fixed Account guarantees principal and a minimum rate of interest (never less than 3% compounded annually).

5. EXPENSES

    Each year and upon surrender, a $35 contract fee is deducted from your contract. The contract fee is waived if the value of the contract is $50,000 or more or if the contract is issued to and maintained by the Trustees of a 401(k) plan. We also deduct insurance charges which amount to 1.10% annually of the daily value of your contract value allocated to the variable investment options. The insurance charges include: Mortality and Expense Risk Charge, 0.95%; and Administrative Expense Charge, 0.15%. There are also investment management fees and other portfolio operating expenses that vary by portfolio.

    If you decide to surrender your contract, make withdrawals or receive payments under certain annuity options, we may impose a surrender charge between 2% and 7% of the payment withdrawn, based on when your payments were made. In states where premium taxes are imposed, a premium tax charge will be deducted either when withdrawals are made or annuity payments commence.

    There is currently no charge for processing investment option transfers. We reserve the right to assess a charge, not to exceed $25, for transfers in excess of 12 per contract year.


    The following chart is designed to help you understand the charges in your contract. Column C labeled "Total Annual Charges" shows the total of the $35 contract fee (which is represented as 0.03%) and the 1.10% insurance charges (Column A) plus the investment charges for each portfolio (Column B.) Columns D and E show you two examples of the charges, in dollar amounts, you would pay under a contract. The examples assume you invest $1,000 in a portfolio which earns 5% annually and that you withdraw your money: at the end of year 1

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(Column D), and at the end of year 10 (Column E). In Column D, the Total Annual
Charges are assessed as well as the surrender charges. In Column E, the example shows the aggregate of all the annual charges assessed for 10 years, but there is no surrender charge. The premium tax is assumed to be 0% in both examples.


                                              A                 B                 C              D            E
                                                                                            TOTAL ANNUAL EXPENSES AT
                                        TOTAL ANNUAL                                                 END OF
                                          INSURANCE       TOTAL ANNUAL      TOTAL ANNUAL    ------------------------
PORTFOLIO                                  CHARGES      PORTFOLIO CHARGES      CHARGES        1 YEAR      10 YEARS
-------------------------------------  ---------------  -----------------  ---------------  -----------  -----------
Money Market Portfolio                         1.13%             0.60%             1.73%     $      79    $     201
Total Return Portfolio                         1.13%             0.59%             1.72%     $      79    $     200
High Yield Portfolio                           1.13%             0.65%             1.78%     $      79    $     206
Growth Portfolio                               1.13%             0.64%             1.77%     $      79    $     205
Government Securities Portfolio                1.13%             0.66%             1.79%     $      79    $     207
International Portfolio                        1.13%             0.96%             2.09%     $      82    $     239
Small Cap Growth Portfolio                     1.13%             0.75%             1.88%     $      80    $     217
Investment Grade Bond Portfolio                1.13%             0.85%             1.98%     $      81    $     227
Value Portfolio                                1.13%             0.95%             2.08%     $      82    $     238
Small Cap Value Portfolio                      1.13%             0.95%             2.08%     $      82    $     238
Value + Growth Portfolio                       1.13%             0.95%             2.08%     $      82    $     238
Horizon 20+ Portfolio                          1.13%             0.85%             1.98%     $      81    $     227
Horizon 10+ Portfolio                          1.13%             0.80%             1.93%     $      81    $     222
Horizon 5 Portfolio                            1.13%             0.90%             2.03%     $      82    $     232
Global Income Portfolio                        1.13%             0.95%             2.18%     $      83    $     248
Blue Chip Portfolio                            1.13%             1.05%             2.08%     $      82    $     238



    For more detailed information, see the Fee Table in the Prospectus.


6. TAXES

    You will not pay taxes until you withdraw money from your contract. During the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you make a withdrawal prior to age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your investment and partly earnings. You will be subject to income taxes on the earnings portion of each payment. However, if your contract is funded with pre-tax or tax deductible dollars (such as a pension or profit sharing plan contribution), then the entire payment will be taxable.

7. WITHDRAWALS

    You can make withdrawals from your contract any time during the accumulation phase. The minimum withdrawal amount is $100. Any payment invested in the contract for six years or longer can be withdrawn without a surrender charge.

    For amounts invested for less than six years, you will not be assessed a surrender charge on the greater of:

    1.  15% or less of the contract value in any calendar year; or

    2.  an amount calculated under the Life Expectancy Distribution option.

    You may also purchase riders that enhance your liquidity in times of need (see "Optional Benefit Riders" below.)

    Any withdrawal from a Guarantee Period Account ("GPA") prior to the end of the Guarantee Period will be subject to a market value adjustment which may increase or decrease the value in that account. This adjustment will never impact your original investment, nor will earnings in the GPA amount to less than an effective annual rate of 3%.

8. PERFORMANCE

    The value of your contract will vary depending on the investment performance of the portfolios you choose. From time to time, we may advertise "Total Return" and "Average Annual Total Return" based upon the periods that the portfolios have been in existence. These returns are based upon historical data and are not intended to indicate future performance.


    The contract was first offered in 1997. Therefore, Sub-Account performance for prior years is not available and is not shown here.


9. DEATH BENEFIT

    If the annuitant dies during the accumulation phase, we will pay the beneficiary a death benefit equal to the GREATER of:

    1. the accumulated value increased for any positive market value adjustment; or

    2.  gross payments reduced proportionately to reflect any withdrawals.

    You may also purchase a rider that will enhance the death benefit (see "Optional Benefit Riders" below.)

10. OTHER INFORMATION


FREE-LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), we will pay you an amount equal to the value of your contract. This may be more or less than your original payment. If required by applicable state or federal law, we will return your payment.



OPTIONAL BENEFIT RIDERS: Where permitted by state law, three optional riders are available for separate monthly charges.


    ENHANCED DEATH BENEFIT RIDER: Under this rider, the death benefit is equal to the GREATEST of:

       1. the accumulated value increased for any positive market value adjustment;

       2. total payments plus a 5% annual interest rate accumulated daily, reduced proportionately to reflect any prior withdrawals; or

       3. the highest contract value on any contract anniversary, increased by any subsequent payments and reduced proportionately to reflect any prior withdrawals.


    LIVING BENEFITS RIDER: Under this rider, you may receive your money without a surrender charge if, after issue, you are:



       1. confined to a medical care facility for the later of one year after the issue date or 90 days; or


       2.  diagnosed as having a fatal illness.

    DISABILITY RIDER: Under this rider, you may receive your money without a surrender charge if you become physically disabled after issue and before attaining age 65.

    DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the Money Market Portfolio, Government Securities Portfolio or Fixed Account to one or more of the variable investment options.

    AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix.

11. INQUIRIES

    If you need more information you may contact us at:

       Allmerica Financial Life Insurance and Annuity Company
       440 Lincoln St.
       Worcester, Massachusetts 01653
       1-800-782-8380

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

    This Prospectus describes interests under flexible payment deferred variable and fixed annuity contracts, known as Kemper Gateway Custom Contracts, issued either on a group basis or as individual contracts by Allmerica Financial Life Insurance and Annuity Company (the "Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS"). Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are referred to collectively herein as the "Contract(s)." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

    Contract values may accumulate on a variable basis in the separate account known as Separate Account KGC (the "Variable Account"). The assets of the Variable Account are divided into Sub-Accounts, each investing exclusively in shares of one of the following Portfolios of Investors Fund Series ("IFS"):


MONEY MARKET PORTFOLIO                         VALUE PORTFOLIO
TOTAL RETURN PORTFOLIO                         SMALL CAP VALUE PORTFOLIO
HIGH YIELD PORTFOLIO                           VALUE+GROWTH PORTFOLIO
GROWTH PORTFOLIO                               HORIZON 20+ PORTFOLIO
GOVERNMENT SECURITIES PORTFOLIO                HORIZON 10+ PORTFOLIO
INTERNATIONAL PORTFOLIO                        HORIZON 5 PORTFOLIO
SMALL CAP GROWTH PORTFOLIO                     GLOBAL INCOME PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO                BLUE CHIP PORTFOLIO


    In most jurisdictions, values also may be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account, and during the accumulation period to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period if held for the entire Guarantee Period. If removed prior to the end of the Guarantee Period the value may be increased or decreased by a Market Value Adjustment. Amounts allocated to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.


    Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1997, filed with the Securities and Exchange Commission (the "SEC") and incorporated herein by reference. The Table of Contents of the SAI is on page 4 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-782-8380.


    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF INVESTORS FUND SERIES. INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE CONTRACTS ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. AND/OR KEMPER DISTRIBUTORS, INC., AND ZKI AGENCY, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                               DATED MAY 1, 1997

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS..................    4
SPECIAL TERMS..........................................................    5
SUMMARY................................................................    6
ANNUAL AND TRANSACTION EXPENSES........................................   11
PERFORMANCE INFORMATION................................................   13
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
 AND INVESTORS FUND SERIES.............................................   16
INVESTMENT OBJECTIVES AND POLICIES.....................................   17
INVESTMENT ADVISORY SERVICES...........................................   18
DESCRIPTION OF THE CONTRACT............................................   18
  A.  Payments.........................................................   18
  B.  Right to Revoke Individual Retirement Annuity....................   19
  C.  Right to Revoke All Other Contracts..............................   20
  D.  Transfer Privilege...............................................   20
      Automatic Transfers and Automatic Account Rebalancing Options....   20
  E.  Surrender........................................................   21
  F.  Withdrawals......................................................   21
      Systematic Withdrawals...........................................   22
      Life Expectancy Distributions....................................   22
  G.  Death Benefit....................................................   23
      Death of the Annuitant Prior to the Annuity Date.................   23
      Death of an Owner Who is Not Also the Annuitant Prior to the
       Annuity Date....................................................   24
      Payment of the Death Benefit Prior to the Annuity Date...........   24
      Death of the Annuitant After the Annuity Date....................   24
  H.  The Spouse of the Owner as Beneficiary...........................   24
  I.  Assignment.......................................................   24
  J.  Electing the Form of Annuity and Annuity Date....................   25
  K.  Description of Variable Annuity Payout Options...................   26
  L.  Annuity Benefit Payments.........................................   27
      The Annuity Unit.................................................   27
      Determination of the First and Subsequent Annuity Benefit
       Payments........................................................   27
  M.  NORRIS Decision..................................................   28
  N.  Computation of Values............................................   28
      The Accumulation Unit............................................   28
      Net Investment Factor............................................   29

                                                                         PAGE
                                                                         ----
CHARGES AND DEDUCTIONS.................................................   29
  A.  Variable Account Deductions......................................   29
      Mortality and Expense Risk Charge................................   29
      Administrative Expense Charge....................................   30
      Other Charges....................................................   30
  B.  Contract Fee.....................................................   30
  C.  Optional Benefit Rider...........................................   30
  D.  Premium Taxes....................................................   31
  E.  Contingent Deferred Sales Charge.................................   31
      Charges for Surrender and Withdrawal.............................   31
      Reduction or Elimination of Surrender Charge.....................   32
      Withdrawal Without Surrender Charge..............................   33
      Living Benefits Rider............................................   33
      Disability Rider.................................................   34
      Surrenders.......................................................   34
      Charge at the Time Annuity Benefit Payments Begin................   34
  F.  Transfer Charge..................................................   35
GUARANTEE PERIOD ACCOUNTS..............................................   35
FEDERAL TAX CONSIDERATIONS.............................................   37
  A.  Qualified and Non-Qualified Contracts............................   38
  B.  Taxation of the Contracts in General.............................   38
      Withdrawals Prior to Annuitization...............................   38
      Annuity Payouts After Annuitization..............................   38
      Penalty on Distribution..........................................   39
      Assignments or Transfers.........................................   39
      Non-Natural Owners...............................................   39
        Deferred Compensation Plans of State and Local Government and
          Tax-Exempt Organizations.....................................   39
  C.  Tax Withholding..................................................   40
  D.  Provisions Applicable to Qualified Employer Plans................   40
      Corporate and Self-Employed Pension and Profit Sharing Plans.....   40
      Individual Retirement Annuities..................................   40
      Tax-Sheltered Annuities..........................................   41
      Texas Optional Retirement Program................................   14
REPORTS................................................................   41
LOANS (QUALIFIED CONTRACTS ONLY).......................................   41
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................   41
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..............................   43
VOTING RIGHTS..........................................................   43
DISTRIBUTION...........................................................   43
LEGAL MATTERS..........................................................   44
FURTHER INFORMATION....................................................   44
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.................   45
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT........   46
APPENDIX C -- THE DEATH BENEFIT........................................   48

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
GENERAL INFORMATION AND HISTORY........................................    2
TAXATION OF THE VARIABLE ACCOUNT AND THE COMPANY.......................    3
SERVICES...............................................................    3
UNDERWRITERS...........................................................    3
ANNUITY BENEFIT PAYMENTS...............................................    4
EXCHANGE OFFER.........................................................    5
PERFORMANCE INFORMATION................................................    7
TAX-DEFERRED ACCUMULATION..............................................   11
FINANCIAL STATEMENTS...................................................  F-1

    THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                 SPECIAL TERMS

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Sub-Accounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts then credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a measure of the Owner's interest in a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin as specified pursuant to the Contract.

ANNUITY UNIT: a measure of the value of the periodic annuity benefit payments under the Contract.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed minimum interest rate and to which all or a portion of a payment or transfer under this Contract may be allocated.

FIXED ANNUITY PAYOUT: an Annuity in the payout phase providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER: the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding portfolio of Investors Fund Series.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.


UNDERLYING PORTFOLIOS (OR PORTFOLIOS): Money Market, Total Return High Yield, Growth, Government Securities, International, Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+, Horizon 5, Global Income and Blue Chip Portfolios of Investors Fund Series.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KGC, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an Annuity in the payout phase providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                                    SUMMARY


WHAT IS THE KEMPER GATEWAY CUSTOM VARIABLE ANNUITY?



    The Kemper Gateway Custom variable annuity contract is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - A customized investment portfolio

    - 16 IFS Portfolios

    - 1 Fixed Account

    - 9 Guarantee Period Accounts

    - Experienced professional portfolio managers

    - Tax deferral on earnings


    - Guarantees that can protect your beneficiaries during the accumulation phase



    - Income that can be guaranteed for life.


    The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, your initial payment and any additional payments you choose to make may be allocated to the combination of portfolio of securities ("Portfolios") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless and until Accumulated Values are withdrawn. In addition, during the accumulation phase, your beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

    During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Portfolios, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for your lifetime (assuming you are the Annuitant);

    - periodic payments for your life and the life of another person selected by you;

    - periodic payments for your lifetime with guaranteed payments continuing to your beneficiary for ten years in the event that you die before the end of ten years;

    - periodic payments over a specified number of years (1 to 30); under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

    The Contract is between you, (the Owner) and us, Allmerica Financial Life Insurance and Annuity Company ("the Company"). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and a beneficiary. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual to receive annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

    The number and frequency of your payments are flexible, subject to the minimum and maximum payments stated in "A. Payments."

WHAT ARE MY INVESTMENT CHOICES?

    The Contract permits net payments to be allocated among the Sub-Accounts investing in the Portfolios, the Guarantee Period Accounts, and the Fixed Account.

    VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following 16 Portfolios of IFS:


MONEY MARKET PORTFOLIO                                 VALUE PORTFOLIO
TOTAL RETURN PORTFOLIO                                 SMALL CAP VALUE PORTFOLIO
HIGH YIELD PORTFOLIO                                   VALUE+GROWTH PORTFOLIO
GROWTH PORTFOLIO                                       HORIZON 20+ PORTFOLIO
GOVERNMENT SECURITIES PORTFOLIO                        HORIZON 10+ PORTFOLIO
INTERNATIONAL PORTFOLIO                                HORIZON 5 PORTFOLIO
SMALL CAP GROWTH PORTFOLIO                             GLOBAL INCOME PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO                        BLUE CHIP PORTFOLIO


    For a more detailed description of the Portfolios, see "INVESTMENT OBJECTIVES AND POLICIES."

    GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

    FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account see "APPENDIX A. MORE INFORMATION ABOUT THE FIXED ACCOUNT."

    THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.


WHO ARE THE PORTFOLIO MANAGERS?


    Zurich Kemper Investments, Inc. ("ZKI") is the investment manager of each Portfolio of IFS other than the Value and Small Cap Value Portfolios which are managed by Dreman Value Advisors, Inc. ("DVA"), a wholly owned subsidiary of ZKI. ZKI and DVA provide each Portfolio with continuous professional investment supervision. DVA is also the sub-adviser for the Value+Growth, Horizon 20+, Horizon 10+, and Horizon 5 Portfolios. Under the terms of its Sub-Advisory Agreement with ZKI, DVA will manage the value portion of each of these Portfolios and will provide such other investment advice, research and assistance as ZKI may, from time to time, reasonably request. Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, is a sub-adviser for certain Portfolios described below. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, 20+, Horizon 10+, Horizon 5, Global Income and Blue Chip Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management of foreign securities. Zurich Investment Management, Inc. ("ZIM"), a wholly owned subsidiary of ZKI, is the investment manager of the Guarantee Period Accounts pursuant to an Investment Advisory Agreement between the Company and ZIM.


CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?


    Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Portfolios, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. You also may elect Automatic Account Rebalancing to ensure assets remain allocated according to a desired mix or choose automatic dollar cost averaging to gradually move money into one or more Portfolios. See "D. Transfer Privilege."


WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

    You may surrender your Contract or make withdrawals any time before your annuity payout phase begins. Each year you can take without a surrender charge 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Additional amounts may be withdrawn at anytime but may be subject to the surrender charge for payments that have not been invested in the Contract for more than six years. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


    If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), a standard Annuitant death benefit will be paid. The standard Annuitant death benefit is equal to the GREATER of:

    - The Accumulated Value increased by any positive Market Value Adjustment;
      or

    - Gross payments reduced proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal, multiplied by the withdrawal amount, and divided by the Accumulated Value immediately prior to the withdrawal).

    If the Owner elects the Enhanced Death Benefit Rider, the Annuitant death benefit will be the greatest of:

    - The Accumulated Value increased by any positive Market Value Adjustment;

    - Gross payments, with interest accumulating daily at an annual rate of 5% starting on the date each payment was applied, reduced proportionately to reflect withdrawals; or


    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and reduced proportionately to reflect withdrawals after that date.



    A separate charge is made for the Enhanced Death Benefit Rider. See "G. Death Benefit" under "DESCRIPTION OF THE CONTRACT."



    Regardless of whether the Enhanced Death Benefit Rider is in effect, if an Owner who is not also the Annuitant dies during the Accumulation Phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

    At each Contract anniversary and upon surrender, if the Accumulated Value is less than $50,000, the Company will deduct a $35 Contract fee from the Contract. There will be no Contract fee if the Accumulated Value is $50,000 or more. The Contract fee is waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

    Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 2% and 7% of payments withdrawn, based on when the payments were made.

    Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "C. Premium Taxes."

    Currently, the Company makes no charge for processing transfers. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge which is guaranteed never to exceed $25.

    The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 0.95% and 0.15%, respectively, of the average daily net assets invested in each Portfolio. The Portfolios will incur certain management fees and expenses described more fully in "Other Charges" and in the IFS prospectus which accompanies this Prospectus.


    Three optional riders (Enhanced Death Benefit Rider, Living Benefits Rider, and Disability Rider) are available for an additional charge of 0.25%, 0.05% and 0.05%, respectively, which is deducted in arrears on a monthly basis. For more information, see "Living Benefits Rider" and Disability Rider" under "CHARGES AND DEDUCTIONS," and "G. Death Benefit" under "DESCRIPTION OF THE CONTRACT."


    For more information, see "CHARGES AND DEDUCTIONS."

CAN I EXAMINE THE CONTRACT?

    Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if your Contract was issued as an Individual Retirement Annuity (IRA), you will receive the greater of the amount described above or your entire payment. See "B. Right to Revoke Individual Retirement Annuity" and "C. Right to Revoke All Other Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

    There are several changes you can make after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of Contract value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by law).

                        ANNUAL AND TRANSACTION EXPENSES

    The following tables show charges under your Contract, expenses of the Sub-Accounts, and expenses of the Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "C. Premium Taxes."

CONTRACT CHARGES


                                                                                             YEARS FROM DATE
                                                                                                OF PAYMENT      CHARGE
                                                                                             ----------------  ---------
CONTINGENT DEFERRED SALES CHARGE:                                                                  0-1              7.0%
 This charge may be assessed upon surrender, withdrawal or annuitization                            2               6.0%
 under any commutable period certain option or a non-commutable period                              3               5.0%
 certain option of less than ten years. The charge is a percentage of                               4               4.0%
 payments applied to the amount surrendered (in excess of any amount                                5               3.0%
 that is free of charge) within the indicated time periods.                                         6               2.0%
                                                                                                Thereafter          0.0%
TRANSFER CHARGE:                                                                                                    None
 The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for processing costs.
CONTRACT FEE:                                                                                                        $35
 The Contract fee is deducted annually and upon surrender prior to the Annuity Date when the Accumulated Value is less than $50,000. The fee is waived for a Contract issued to and maintained by the trustee of a 401(k) plan.
SUB-ACCOUNT EXPENSES:
 (on annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                                                 0.95%
Administrative Expense Charge:                                                                                     0.15%
                                                                                                               ---------
Total Asset Charge:                                                                                                1.10%



PORTFOLIO EXPENSES:
 (annual basis as percentage of average daily net assets)
                                                               MANAGEMENT        OTHER        TOTAL
PORTFOLIO                                                          FEE         EXPENSES     EXPENSES
-----------------------------------------------------------  ---------------  -----------  -----------
Money Market...............................................         0.50%          0.10%        0.60%
Total Return...............................................         0.55%          0.04%        0.59%
High Yield.................................................         0.60%          0.05%        0.65%
Growth.....................................................         0.60%          0.04%        0.64%
Government Securities......................................         0.55%          0.11%        0.66%
International..............................................         0.75%          0.21%        0.96%
Small Cap Growth...........................................         0.65%          0.10%        0.75%
Investment Grade Bond......................................         0.60%          0.25%*       0.85%
Value......................................................         0.75%          0.20%*       0.95%
Small Cap Value............................................         0.75%          0.20%*       0.95%
Value+Growth...............................................         0.75%          0.20%*       0.95%
Horizon 20+................................................         0.60%          0.25%*       0.85%
Horizon 10+................................................         0.60%          0.20%*       0.80%
Horizon 5..................................................         0.60%          0.30%*       0.90%
Global Income..............................................         0.75%          0.30%*       1.05%
Blue Chip..................................................         0.65%          0.30%*       0.95%


*Estimated First-Year Expenses

    EXAMPLES. The following examples demonstrate the cumulative expenses which would be paid by the Owner at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the SEC. Because the expenses of the Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

    THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

    (1) If, at the end of the applicable period, you surrender the Contract or annuitize* under a commutable variable period certain option or a non-commutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


UNDERLYING PORTFOLIO                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------  -----------  -----------  -----------  -----------
Money Market...............................................   $      79    $     100    $     122    $     201
Total Return...............................................   $      79    $     100    $     122    $     200
High Yield.................................................   $      79    $     102    $     125    $     206
Growth.....................................................   $      79    $     102    $     124    $     205
Government Securities......................................   $      79    $     102    $     125    $     207
International..............................................   $      82    $     111    $     140    $     239
Small Cap Growth...........................................   $      80    $     105    $     130    $     217
Investment Grade Bond......................................   $      81    $     108    $     135    $     227
Value......................................................   $      82    $     111    $     140    $     238
Small Cap Value............................................   $      82    $     111    $     140    $     238
Value+Growth...............................................   $      82    $     111    $     140    $     238
Horizon 20+................................................   $      81    $     108    $     135    $     227
Horizon 10+................................................   $      81    $     106    $     132    $     222
Horizon 5..................................................   $      82    $     109    $     137    $     232
Global Income..............................................   $      83    $     113    $     145    $     248
Blue Chip..................................................   $      82    $     111    $     140    $     238


    (2) If, at the end of the applicable time period, you annuitize* under a life option or a non-commutable period certain option of ten years or longer, or if you do not surrender or annuitize the Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


UNDERLYING PORTFOLIO                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------  -----------  -----------  -----------  -----------
Money Market...............................................   $      17    $      54    $      92    $     201
Total Return...............................................   $      17    $      53    $      92    $     200
High Yield.................................................   $      18    $      55    $      95    $     206
Growth.....................................................   $      18    $      55    $      94    $     205
Government Securities......................................   $      18    $      55    $      95    $     207
International..............................................   $      21    $      65    $     111    $     239
Small Cap Growth...........................................   $      19    $      58    $     100    $     217
Investment Grade Bond......................................   $      20    $      61    $     105    $     227
Value......................................................   $      21    $      64    $     110    $     238
Small Cap Value............................................   $      21    $      64    $     110    $     238
Value+Growth...............................................   $      21    $      64    $     110    $     238
Horizon 20+................................................   $      20    $      61    $     105    $     227
Horizon 10+................................................   $      19    $      60    $     103    $     222
Horizon 5..................................................   $      20    $      63    $     108    $     232
Global Income..............................................   $      22    $      67    $     115    $     248
Blue Chip..................................................   $      21    $      64    $     110    $     238

    As required in rules promulgated under the Investment Company Act of 1940 Act (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contract. The resulting percentage is 0.03%, and the amount of the Contract fee is assumed to be $0.30 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan.


    *The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a non-commutable period certain option of ten years or longer.


    OPTIONAL BENEFIT RIDERS. Subject to state availablity, the Company offers three optional benefit riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date a rider is terminated by 1/12th of the following annual percentage rates:


Enhanced Death Benefit Rider                                                  0.25%
Disability Rider                                                              0.05%
Living Benefits Rider                                                         0.05%


    For a description of these riders, see "Living Benefits Rider" and "Disability Rider" under "CHARGES AND DEDUCTIONS," and "Enhanced Death Benefit Rider" under "G. Death Benefit."


                            PERFORMANCE INFORMATION


    The Contract first was offered to the public in 1997. The Company and IFS, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Portfolios have been in existence. The results for any period prior to the Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Portfolios, and (in TABLE 1) assuming that the Contract is surrendered at the end of the applicable period.


    The "Total Return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

    The "Average Annual Total Return" represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average Annual Total Return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

    The "Yield" of the Sub-Account investing in the Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized Yield is shown as a percentage of the investment. The "Effective Yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the "Effective Yield" will be slightly higher than the "Yield" because of the compounding effect of this assumed reinvestment.

    The Total Return, Yield, and Effective Yield figures are adjusted to reflect the Sub-Account's asset charges. The total return figures also reflect the $35 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely surrendered at the end of the specified period.

    The Company and IFS also may advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Sub-Account and of the changes in value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Sub-Account's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT surrendered at the end of the specified period, the contingent deferred sales charge is NOT included in the calculation of supplemental total return. (See TABLE 2)

    Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

    PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE INVESTMENT PORTFOLIO OF THE PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    TABLE I
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996
                  (ASSUMING COMPLETE SURRENDER OF INVESTMENT)


                                                                                                             10 YEARS
                                                                                    YEAR                    (OR SINCE
                                                                                   ENDED:         5        INCEPTION IF
UNDERLYING PORTFOLIO                                                              12/31/96      YEARS         LESS)*
-------------------------------------------------------------------------------  ----------  ------------  ------------
Money Market...................................................................      -1.94%         2.52%         4.66%
Total Return...................................................................       8.66%         7.11%        10.72%
High Yield.....................................................................       6.15%        11.52%         9.95%
Growth.........................................................................      13.35%        11.44%        13.26%
Government Securities..........................................................      -4.55%         4.39%         6.54%
International..................................................................       8.41%           N/A         9.27%
Small Cap Growth...............................................................      19.69%           N/A        20.20%
Investment Grade Bond..........................................................         N/A           N/A        -3.25%
Value..........................................................................         N/A           N/A         9.62%
Small Cap Value................................................................         N/A           N/A        -4.85%
Value+Growth...................................................................         N/A           N/A         7.05%
Horizon 20+....................................................................         N/A           N/A         7.77%
Horizon 10+....................................................................         N/A           N/A         4.03%
Horizon 5......................................................................         N/A           N/A         2.37%
Global Income..................................................................         N/A           N/A           N/A
Blue Chip......................................................................         N/A           N/A           N/A


                                    TABLE 2
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1996
                     (ASSUMING N0 SURRENDER OF INVESTMENT)


                                                                                                             10 YEARS
                                                                                        YEAR                 (OR SINCE
                                                                                       ENDED:        5       INCEPTION
UNDERLYING PORTFOLIO                                                                  12/31/96     YEARS     IF LESS)*
------------------------------------------------------------------------------------  ---------  ---------  -----------
Money Market........................................................................      3.89%      3.05%        5.76%
Total Return........................................................................     15.53%      7.56%       12.19%
High Yield..........................................................................     12.86%     11.90%       12.58%
Growth..............................................................................     20.35%     11.82%       13.34%
Government Securities...............................................................      1.49%      4.89%        6.54%
International.......................................................................     15.27%        N/A        9.69%
Small Cap Growth....................................................................     26.69%        N/A       21.57%
Investment Grade Bond...............................................................        N/A        N/A        2.87%
Value...............................................................................        N/A        N/A       16.56%
Small Cap Value.....................................................................        N/A        N/A        1.17%
Value+Growth........................................................................        N/A        N/A       13.82%
Horizon 20+.........................................................................        N/A        N/A       14.58%
Horizon 10+.........................................................................        N/A        N/A       10.41%
Horizon 5...........................................................................        N/A        N/A        8.84%
Global Income.......................................................................        N/A        N/A          N/A
Blue Chip...........................................................................        N/A        N/A          N/A


    *The inception dates for the Portfolios are: 3/5/82 for Money Market, Total Return and High Yield; 12/9/83 for Growth; 9/3/87 for Government Securities; 1/6/92 for International; 5/2/94 for the Small Cap Growth; 5/1/96 for Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+, Horizon 5; and 5/1/97 for Global Income and Blue Chip.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                           AND INVESTORS FUND SERIES

    THE COMPANY. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 1-800-782-8380. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1996, the Company had over $6.7 billion in assets and over $25.8 billion of life insurance in force.

    Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1996 First Allmerica and its subsidiaries (including the Company) had over $13.3 billion in combined assets and over $45.3 billion in life insurance in force.


    VARIABLE ACCOUNT. Separate Account KGC ("Variable Account") is a separate investment account of the Company with 16 Sub-Accounts. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account invests in a corresponding investment series ("Portfolio") of Investors Fund Series. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


    The Variable Account was authorized by vote of the Board of Directors of the Company on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws, and is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision of management or investment practices or policies of the Variable Account by the SEC.

    The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.


    INVESTORS FUND SERIES. The Variable Account invests in shares of Investors Fund Series ("IFS"), a series-type mutual fund registered with the SEC as an open-end management investment company. Registration of IFS does not involve supervision of its management, investment practices or policies by the SEC. IFS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of IFS are sold only to insurance company separate accounts.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives of the 16 Portfolios of IFS are summarized below:

    MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments that mature in 12 months or less.

    TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

    HIGH YIELD PORTFOLIO seeks to provide a high level of current income by investing in fixed-income securities.

    GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

    GOVERNMENT SECURITIES PORTFOLIO seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.


    INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.


    SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

    INVESTMENT GRADE BOND PORTFOLIO seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

    VALUE PORTFOLIO seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.

    SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.


    VALUE+GROWTH PORTFOLIO seeks growth of capital through professional management of a portfolio of growth and value stocks.


    HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

    HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.


    HORIZON 5 PORTFOLIO, designed for investors with approximately a five-year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.



    GLOBAL INCOME PORTFOLIO seeks high current income consistent with prudent total return asset management by investing primarily in investment grade foreign and domestic fixed income securities.



    BLUE CHIP PORTFOLIO seeks growth of capital and of income by investing primarily in common stocks of well capitalized, established companies having potential for growth of capital, earnings and dividends.


    There is no assurance that any of the Portfolios of IFS will achieve its objective as stated in IFS's prospectus. Each Portfolio is diversified except the Global Income Portfolio. More detailed information, including a description of risks involved in investing in each of the portfolios, may be found in the prospectus for IFS, which must accompany or precede this Prospectus, and IFS's Statement of Additional Information available upon request from IFS, 222 South Riverside Plaza, Chicago, IL 60606. Please read the prospectus of IFS carefully before investing.

                         INVESTMENT MANAGEMENT SERVICES


    Responsibility for overall management of IFS rests with the Board of Trustees and officers of IFS. ZKI is the investment manager of each Portfolio other than the Value and Small Cap Value Portfolios which are managed by DVA, a wholly owned subsidiary of ZKI. ZKI and DVA provide each Portfolio with continuous professional investment supervision. DVA is also the sub-adviser for the Value+Growth, Horizon 20+, Horizon 10+, and Horizon 5 Portfolios. Under the terms of its Sub-Advisory Agreement with ZKI, DVA will manage the value portion of each of these Portfolios and will provide such other investment advice, research and assistance as ZKI may, from time to time, reasonably request. ZIML, an affiliate of ZKI, is a sub-adviser of certain Portfolios of the Fund described below. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the Total Return, High Yield, Growth, Global Income, Small Cap Growth, Investment Grade Bond, Value+Growth, Blue Chip and Horizon Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management of foreign securities, including foreign currency transactions and related investments. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of the Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments.



    For its services, ZKI is paid a management fee based upon the average daily net assets of such Portfolios, as follows: Money Market (.50 of 1%), Total Return (.55 of 1%), High Yield (.60 of 1%), Growth (.60 of 1%), Government Securities (.55 of 1%), International (.75 of 1%), Small Cap Growth (.65 of 1%), Investment Grade Bond (.60 of 1%), Value+Growth (.75 of 1%), Horizon 20+ (.60 of 1%), Horizon 10+ (.60 of 1%), Horizon 5 (.60 of 1%), Global Income (.75 of 1%) and Blue Chip (.65 of 1%). DVA serves as the investment manager for the Value and Small Cap Value Portfolios and is paid a management fee at an annual rate of
 .75 of 1% of the average daily net assets of these Portfolios. ZKI pays DVA for its services as sub-adviser for the Value+Growth Portfolio a sub-advisory fee, payable monthly, at an annual rate of 0.25% of the average daily net assets of that Portfolio. ZKI also pays DVA a sub-advisory fee, payable monthly, at an annual rate of 0.25% of the portion of the average daily assets of each Horizon Portfolio allocated by ZKI to DVA for management. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the following annual rates applied to that portion of the average daily net assets of the applicable Portfolio allocated by ZKI to ZIML for management: 0.35% for the Growth, International, Small Cap Growth, Total Return, Value+Growth, Horizon 20+, Horizon 10+, Horizon 5 and Blue Chip Portfolios; and 0.30% for the High Yield, Investment Grade Bond and Global Income Portfolios. For more information, see the IFS prospectus and SAI.


                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS.


    The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a Contract can be issued. These requirements may also include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application for certain classes of annuity contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable tax. The initial net payment will be credited to the Contract as of the date that all issue requirements are properly met. If all issue requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.


    Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $2,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $167. In all cases, each subsequent payment must be at least $100. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Portfolio.



    Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. To the extent permitted by state law, however, if the Contract is issued as an IRA or is issued in Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington or West Virginia, any portion of the initial net payment and of additional net payments received during the Contract's first 15 days measured from the date of issue, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market Portfolio until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.


    The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The Company will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B.  RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY.


    An individual purchasing a Contract intended to qualify as an IRA may revoke the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to revoke the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased or to the Principal Office at 440 Lincoln Street, Worcester, MA 01653. Mailing or delivery must occur on or before ten days after receipt of the Contract for revocation to be effective.


    Within seven days the Company will provide a refund equal to the greater of
(1) gross payments, or (2) the Accumulated Value plus any amounts deducted under the Contract or by the Portfolios for taxes, charges or fees.

    The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO REVOKE ALL OTHER CONTRACTS.

    In Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington and West Virginia, an Owner may revoke the Contract at any time within ten days (20 days in Idaho) after receipt of the Contract and receive a refund as described under "B. Right to Revoke Individual Retirement Annuity," above.


    In all other states, an Owner may return the Contract at any time within ten days (or the number of days required by state law if more than ten) after receipt of the Contract. The Company will pay to the Owner an amount equal to the sum of (1) the difference between the payment paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.


D.  TRANSFER PRIVILEGE.

    At any time prior to the Annuity Date an Owner may have amounts transferred among all accounts. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. In Oregon and Massachusetts, payments and transfers to the Fixed Account are subject to certain restrictions. See "APPENDIX A. MORE INFORMATION ABOUT THE FIXED ACCOUNT."

    Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Money Market Portfolio.

    AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Money Market Portfolio or the Government Securities Portfolio, or from the Fixed Account (the source account) to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Portfolios. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

    The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate the option is received by the Company.

    The Company reserves the right to limit the number of Portfolios that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer and all subsequent transfers of that request in the same Contract year count as one transfer towards the 12 transfers which are guaranteed to be free of a transfer charge in each Contract year. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected when the Contract is purchased or at a later date.

E.  SURRENDER.


    At any time prior to the Annuity Date, an Owner may surrender the Contract and receive an amount equal to the Surrender Value. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The amount payable to the Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


    Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last six full Contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.


    After the Annuity Date, only a Contract under which a commutable period certain option is elected may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.


    Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

    The right is reserved by the Company to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

    The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "FEDERAL TAX CONSIDERATIONS, "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

    For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F.  WITHDRAWALS.

    At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must file a signed, written request for withdrawals, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The Contract value following the withdrawal will reflect an amount withdrawn equal to the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

    Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


    Each withdrawal must be in a minimum amount of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."


    After the Annuity Date, only a Contract under which future variable annuity benefit payments are limited to a specified period may be withdrawn. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.


    For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."


    For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."


    SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the 16th day following the issue date or the date elected, if later. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.


    If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals will be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals by written request to the Principal Office only.

    LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. The LED option permits the Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

    If an Owner elects the LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual distributions, and may terminate the LED option at any time. The Owner also may elect to receive distributions under a LED option which is determined on the joint life expectancy of the Owner and a beneficiary. The Company also may offer other systematic withdrawal options.

    If an Owner makes withdrawals under the LED option prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service ("IRS") as premature distributions from the Contract. The payments then would be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."

G.  DEATH BENEFIT.


    If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract continues as provided in "H. The Spouse of the Owner as Beneficiary."



DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.


    STANDARD DEATH BENEFIT. Upon the death of the Annuitant (including an Owner who is also the Annuitant), the standard death benefit is equal to the greater of:

    (a) the Accumulated Value under the Contract increased for any positive Market Value Adjustment, or

    (b) the sum of the gross payments reduced proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

    ENHANCED DEATH BENEFIT RIDER. At the time of application for the Contract, the Owner may elect an optional Enhanced Death Benefit Rider. Under the Enhanced Death Benefit Rider, if the Annuitant dies before the Annuity Date, the death benefit will be the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, or

    (b) gross payments accumulated daily at an annual rate of 5%, starting on the Valuation Date of each payment, reduced proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal, or

    (c) the highest Accumulated Value that would have been payable as a death benefit on the Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.


    A separate charge is made for an optional Enhanced Death Benefit Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 11/12th of an annual rate of 0.25% is made against the

Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.


    DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY
DATE. Under either death benefit, if an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

    PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

    If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Portfolio. The excess, if any, of the enhanced death benefit over the Accumulated Value also will be added to the Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

    With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

    DEATH OF THE ANNUITANT AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY.

    The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Portfolio; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Portfolio. This value never will be subject to a surrender charge when withdrawn. Additional payments may be made; however, a surrender charge will apply to these amounts if they have not been invested in the Contract for more than six years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I.  ASSIGNMENT.

    The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND ANNUITY DATE.


    The Annuity Date is selected by the Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month: (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the new Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.


    Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Accounts selected.

    To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity benefit payments will be fixed in amount. See "APPENDIX A. MORE INFORMATION ABOUT THE FIXED ACCOUNT."

    Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


    The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meet this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."



    If the Owner does not elect otherwise, a variable life annuity with periodic payments for ten years guaranteed will be purchased. Changes in either the Annuity Date or annuity payout option can be made up to one month prior to the Annuity Date.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.


    The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Investment Grade Bond, Value+Growth, Horizon 10+ and Horizon 5 Portfolios. The Company also provides these same options funded through the Fixed Account (fixed-amount annuity option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed-amount annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.


    VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

    VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

    UNIT FUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1) where:

    (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment, and

    (2) is the number of payments paid prior to the death of the payee.

    JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

    JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant or the beneficiary in the Contract. There is no minimum number of payments under this option.

    PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. This option may be commutable, that is, the payee reserves the right to receive a lump sum in place of installments, or it becomes non-commutable. The payee must reserve this right at the time benefits begin.

    It should be noted that the period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting a period certain option.


L.  ANNUITY BENEFIT PAYMENTS.


    THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period, and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity payout options offered in the Contract.


    DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.


    The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life contingency options and non-commutable period certain options of ten or more years, the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than ten years, the value is Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983(a) Individual Mortality Table on rates.



    The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "M. NORRIS Decision") and age of the Annuitant and the value of the amount applied under the annuity payout option. The variable annuity payout options offered by the Company are based on a 3.5% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Accounts funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.


    The dollar amount of the first periodic annuity benefit payment under life annuity options and non-commutable period certain options of ten years or more is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years, the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment then is divided by the value of an Annuity Unit of the selected Sub-Accounts to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

    After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Accounts. The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

    From time to time, the Company may offer Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

    For an illustration of variable annuity benefit payment calculation using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS" in the SAI.

M. NORRIS DECISION.


    In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity payout option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


N.  COMPUTATION OF VALUES.

    THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


    Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See "GUARANTEE PERIOD ACCOUNTS" and "APPENDIX
A. MORE INFORMATION ABOUT THE FIXED ACCOUNT."


    The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

    NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one valuation period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:



    (1) is the investment income of a Sub-Account for the valuation period, including realized or unrealized capital gains and losses during the valuation period, adjusted for provisions made for taxes, if any;



    (2) is the value of that Sub-Account's assets at the beginning of the valuation period;


    (3) is a charge for mortality and expense risks equal to 0.95% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge of 0.15% on an annual basis of the daily value of the Sub-Account's assets.

    The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

    Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Portfolios are described in the prospectus and SAI of IFS.


A.  VARIABLE ACCOUNT DEDUCTIONS.



    MORTALITY AND EXPENSE RISK CHARGE. The Company makes a charge of 0.95% on an annual basis of the daily value of each Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contract. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


    If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

    Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.55% for mortality risk and 0.40% for expense risk.

    ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

    Deductions for the Contract fee (described under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

    OTHER CHARGES. Because the Sub-Accounts hold shares of the Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Portfolios. The prospectus and SAI of the Underlying Portfolios contain additional information concerning expenses of the Portfolios.

B.  CONTRACT FEE.

    A $35 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value is less than $50,000. The Contract fee is waived for Contract issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

    Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals; employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios; investment managers or Sub-Advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL BENEFIT RIDERS.


    Subject to state availability, the Company offers three optional benefit riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. On the last day of each month and on the date the rider is terminated, a charge equal to 11/12th of an annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction (based on relative values in Accumulation Units of the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts).

    The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date a rider is terminated, multiplied by 11/12th of the following annual percentage rates:

Enhanced Death Benefit Rider............................................      0.25%
Living Benefits Rider...................................................      0.05%
Disability Rider........................................................      0.05%


    For a description of these riders, see "Living Benefits Rider" and "Disability Rider" under "E. Contingent Deferred Sales Charge," below, and "G. Death Benefit" under "DESCRIPTION OF THE CONTRACT."


D.  PREMIUM TAXES.

    Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    (2) the premium tax charge is deducted when annuity benefit payments begin.

    In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  CONTINGENT DEFERRED SALES CHARGE.

    No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge is deducted from the Accumulated Value of the Contract, however, in the case of surrender and/or withdrawals or at the time annuity benefit payments begin, within certain time limits described below.

    For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the six years preceding the date of the surrender; (2) Old Payments -- accumulated payments not defined as New Payments; and (3) Earnings -- the amount of Contract Value in excess of all payments that have not been surrendered previously. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from the withdrawal without surrender charge amount; then from Old Payments, and then from New Payments. The withdrawal without surrender charge amount, followed by Old Payments may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

    An Owner may withdraw 15% of the Accumulated Value in any calendar year, without assessment of a Withdrawal Charge. If the Owner withdraws an amount in excess of the Withdrawal Without Surrender Charge in any calendar year, the amount withdrawn in excess of 15% is subject to a Withdrawal Charge.

    CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. This surrender charge never will be applied to earnings. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the FIFO method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

    The Contingent Deferred Sales Charges are as follows:

                                                                                CHARGE AS PERCENTAGE OF
YEARS FROM DATE OF PAYMENT                                                      NEW PAYMENTS WITHDRAWN
-----------------------------------------------------------------------------  -------------------------
Less than 1..................................................................                 7%
2............................................................................                 6%
3............................................................................                 5%
4............................................................................                 4%
5............................................................................                 3%
6............................................................................                 2%
Thereafter...................................................................                 0%

    The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals and annuitization.


    REDUCTION OR ELIMINATION OF SURRENDER CHARGE. From time to time, where permitted by state law, the Company may allow a reduction in or elimination of the contingent deferred sales charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent deferred sales charge, and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the date of issue is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios, investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, contingent deferred sales charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

    Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.



    Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "EXCHANGE OFFER" in the SAI.


    WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, including the calendar year in which the Contract is issued, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greater of (1) and (2) where:


    (1) is: 15% of the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied; and


    (2) is: the amount calculated under the Company's life expectancy distribution ("LED") option (see "Life Expectancy Distributions," above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

    For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, would have a Free Withdrawal Amount of $2,250, which is equal to the greater of:

    (1) 15% of Accumulated Value ($2,250); or

    (2) LED distribution of 10.2% of Accumulated Value ($1,530).


    The Withdrawal Without Surrender Charge will be deducted first from cumulative earnings. If the Withdrawal Without Surrender Charge exceeds cumulative earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period may be subject to a Market Value Adjustment.



    LIVING BENEFITS RIDER. For a separate monthly charge, an optional Living Benefits Rider may be elected at the time of application for the Contract. Under this rider, the surrender charge will be waived if the Owner (or the Annuitant if the Owner is not a person):



    (1) is admitted to a "medical care facility" after the issue date of the Contract and remains confined there until the later of one year after the issue date, or 90 consecutive days;



    (2) is first diagnosed by a licensed "physician" as having a "fatal Illness" after the issue date of the Contract; or


    (3) commencing one year after issue of the Contract, is confined to a hospice or receives home health care services, with certification from a licensed physician that the confinement to the hospice or receipt of home health care services is expected to continue until death.


    For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care when it is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment, and is acting within the scope of that license.



    Where contingent deferred sales charges have been waived under this rider, no additional payments under the Contract will be accepted.


    On the last day of each month and on the date the rider is terminated, a charge equal to 11/12th of an annual rate of 0.05% is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction in Accumulation Units of the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts, based on relative values.

    DISABILITY RIDER. For a separate monthly charge, an optional Disability Rider may be elected at the time of application for the Contract. Under this rider, the surrender charge will be waived if the Owner (or the Annuitant if the Owner is not a person) is physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of continuing disability, including written confirmation of receipt and approval of any claim for Social Security disability benefits, and reserves the right to obtain, at its expense, an examination by a licensed physician of its choice.

    Where contingent deferred sales charges have been waived under this rider, no additional payments under the Contract will be accepted.


    On the last day of each month and on the date the rider is terminated, a charge equal to 11/12th of an annual rate of 0.05% is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction in Accumulation Units of the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts, based on relative values.


    SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the highest Withdrawal Without Surrender Charge Amount, described above.


    Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.



    For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "D. Surrender" and "F. Withdrawals" under "DESCRIPTION OF THE CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."



    CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date. (See discussion of period certain variable annuity under "K. Description of Variable Annuity Payout Options.")

    No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS."

    If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E.  TRANSFER CHARGE.

    The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year. For more information, see "D. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

    Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.


    INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations ranging from two through ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.


    To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. (In Oregon and Massachusetts, payments and transfers to the Fixed Account are subject to certain restrictions. See APPENDIX A.) Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.


    At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment.


    MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit, although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." A Market Value Adjustment will apply to all other transfers, withdrawals or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

where: i is the Guaranteed Interest Rate expressed as a decimal (for example: 3%
         = 0.03) being credited to the current Guarantee Period;

     j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

     n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

    Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B.

    PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments."


    WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals". In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



    In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "E. Contingent Deferred Sales Charge" after application of the Market Value Adjustment.


                           FEDERAL TAX CONSIDERATIONS

    The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS.

    IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

    The Company intends to make a charge for any effect which the income, assets or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

    The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

    The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Portfolios will comply with the diversification requirements.

A.  QUALIFIED AND NON-QUALIFIED CONTRACTS.


    From a federal tax viewpoint there are two types of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified Contracts, see "D. Provisions Applicable to Qualified Employer Plans."


B.  TAXATION OF THE CONTRACTS IN GENERAL.

    The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Non-Natural Owner," below), be considered an annuity contract under Section 72 of the Code. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

    WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.


    ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the total investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

    PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the owner is not an individual, the death of the primary annuitant, as defined in the Code) or, in the case of the owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the owner elects to have distributions made over the owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.


    In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

    ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

    NON-NATURAL OWNERS. As a general rule, deferred annuity contracts owned by "non-natural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

    DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well. In addition, plan assets are treated as property of the employer and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING.

    The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

    The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

    The tax rules applicable to qualified employer plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.


    A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions and distributions.


    CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

    The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract as described in this Prospectus. See "B. Right to Revoke Individual Retirement Annuity."

    Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.

    TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.



    Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.


    TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                                    REPORTS

    An Owner is sent a report semi-annually which states certain financial information about the Portfolios. The Company also will furnish an annual report to the Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

                        LOANS (QUALIFIED CONTRACTS ONLY)


    Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


    Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated to the Money Market Portfolio instead.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


    The Company reserves the right, subject to applicable law and to the provision of the participation agreement with the Company, IFS, ZKI, and Kemper Distributors, Inc. (the "Participation Agreement"), to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-

Accounts may purchase. If the shares of any Portfolio no longer are available for investment or if in the Company's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

    The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

    Shares of the Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and IFS do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of IFS intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.


    If any of these substitutions or changes is made, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration no longer is required, or may be combined with other sub-accounts or other separate accounts of the Company.



    The Company reserves the right, subject to compliance with applicable law and to the provisions of the Participation Agreement, to (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,
(4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

    The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulations, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 VOTING RIGHTS

    The Company will vote Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

    The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Portfolio. During the accumulation phase, the number of Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Portfolio share. During the annuity payout phase, the number of Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Portfolio share. Ordinarily, the Annuitant's voting interest in the Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

    The Contract offered by this Prospectus may be purchased from certain independent broker-dealers, including representatives of Allmerica Investments, Inc. (the Principal Underwriter) which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Company pays commissions, not to exceed 6.0% of payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

    The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on a Contract will be retained by the Company.

    Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 1-800-782-8380.

                                 LEGAL MATTERS

    There are no legal proceedings pending to which the Variable Account is a party.

                              FURTHER INFORMATION

    A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

    Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

    The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company, and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


    If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge Amount is withdrawn while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least six full Contract years.


    In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

           If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

           If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Portfolio.

    In Oregon, no payments to the Fixed Account will be permitted if the Contract is issued after the Annuitant's 81st birthday.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES


    FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender based on hypothetical Accumulated Values.


            HYPOTHETICAL          FREE           SURRENDER
 ACCOUNT    ACCUMULATED        WITHDRAWAL         CHARGE       SURRENDER
  YEAR         VALUE             AMOUNT         PERCENTAGE       CHARGE
---------  --------------  ------------------  -------------  ------------
    1           54,000.00          8,100.00             7%        3,213.00
    2           58,320.00          8,748.00             6%        2,974.32
    3           62,985.60         12,985.60             5%        2,500.00
    4           68,024.45         18,024.45             4%        2,000.00
    5           73,466.40         23,466.40             3%        1,500.00
    6           79,343.72         29,343.72             2%        1,000.00
    7           85,691.21         35,691.21             0%            0.00


    WITHDRAWAL -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on hypothetical Accumulated Values.


           HYPOTHETICAL                         FREE           SURRENDER
 ACCOUNT    ACCUMULATED                      WITHDRAWAL         CHARGE       SURRENDER
  YEAR         VALUE       WITHDRAWAL          AMOUNT         PERCENTAGE      CHARGE
---------  -------------  -------------  ------------------  -------------  -----------
    1          54,000.00           0.00          8,100.00             7%          0.00
    2          58,320.00           0.00          8,748.00             6%          0.00
    3          62,985.60           0.00         12,985.60             5%          0.00
    4          68,024.45      30,000.00         18,024.45             4%        479.02
    5          41,066.40      10,000.00          6,159.96             3%        115.20
    6          33,551.72       5,000.00          5,032.76             2%          0.00
    7          30,835.85      10,000.00          4,625.38             0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1 + i)/(1 + j)](n/365) - 1

The following examples assume:

      1. The payment was allocated to a ten-year Guarantee Period Account with a guaranteed interest rate of 8%.

      2. The date of surrender is seven years (2555 days) from the expiration date.

      3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

      4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

      5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10


The market value factor     =  [(1 + i)/(1 + j)](n/365) - 1
                            =  [(1 + .08)/(1 + .10)](2555/365) - 1
                            =  (.98182)(7) - 1
                            =  -.12054
The market value            =  the market value factor multiplied by the withdrawal
adjustment
                            =  -.12054 X $62,985.60
                            =  -$7,592.11


POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07


The market value factor     =  [(1 + i)/(1 + j)](n/365) - 1
                            =  [(1 + .08)/(1 + .07)](2555/365) - 1
                            =  (1.0093)(7) - 1
                            =  .06694
The market value            =  the market value factor multiplied by the withdrawal
adjustment
                            =  .06694 X $62,985.60
                            =  $4,216.26


NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


The market value factor     =  [(1 + i)/(1 + j)](n/365) - 1
                            =  [(1 + .08)/(1 + .11)](2555/365) - 1
                            =  (.97297)(7) - 1
                            =  -.17454
The market value            =  Minimum of the market value factor multiplied by the
adjustment                     withdrawal or the negative of the excess interest earned
                               over 3%
                            =  Minimum of (-.17454 X $62,985.60 or -$8,349.25)
                            =  Minimum of (-$10,993.51 or -$8,349.25)
                            =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06


The market value factor     =  [(1 + i)/(1 + j)](n/365) - 1
                            =  [(1 + .08)/(1 + .06)](2555/365) - 1
                            =  (1.01887)(7) - 1
                            =  .13981
The market value            =  Minimum of the market value factor multiplied by the
adjustment                     withdrawal or the excess interest earned over 3%
                            =  Minimum of (.13981 X $62,985.60 or $8,349.25)
                            =  Minimum of ($8,806.02 or $8,349.25)
                            =  $8,349.25

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT -- WITHOUT ENHANCED DEATH BENEFIT RIDER

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL                               HYPOTHETICAL
            ACCUMULATED   MARKET VALUE      DEATH         DEATH         DEATH
  YEAR         VALUE       ADJUSTMENT    BENEFIT (A)   BENEFIT (B)     BENEFIT
---------  -------------  -------------  ------------  ------------  ------------
        1     53,000.00          0.00       53,000.00     50,000.00    53,000.00
        2     53,530.00        500.00       54,030.00     50,000.00    54,030.00
        3     58,883.00          0.00       58,883.00     50,000.00    58,883.00
        4     52,994.70        500.00       53,494.70     50,000.00    53,494.70
        5     58,294.17          0.00       58,294.17     50,000.00    58,294.17
        6     64,123.59        500.00       64,623.59     50,000.00    64,623.59
        7     70,535.95          0.00       70,535.95     50,000.00    70,535.95
        8     77,589.54        500.00       78,089.54     50,000.00    78,089.54
        9     85,348.49          0.00       85,348.49     50,000.00    85,348.49
       10     93,883.34          0.00       93,883.34     50,000.00    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments reduced proportionately to reflect withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a) or
(b).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL                 HYPOTHETICAL                               HYPOTHETICAL
            ACCUMULATED                 MARKET VALUE      DEATH         DEATH         DEATH
YEAR           VALUE       WITHDRAWAL    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)     BENEFIT
---------  -------------  ------------  -------------  ------------  ------------  ------------
       1      53,000.00           0.00         0.00       53,000.00     50,000.00    53,000.00
       2      53,530.00           0.00       500.00       54,030.00     50,000.00    55,125.00
       3       3,883.00      50,000.00         0.00        3,883.00      3,297.21     3,883.00
       4       3,494.70           0.00       500.00        3,994.70      3,297.21     3,297.21
       5       3,844.17           0.00         0.00        3,844.17      3,297.21     3,297.21
       6       4,228.59           0.00       500.00        4,728.59      3,297.21     4,728.59
       7       4,651.45           0.00         0.00        4,651.45      3,297.21     3,297.21
       8       5,116.59           0.00       500.00        5,616.59      3,297.21     5,616.59
       9       5,628.25           0.00         0.00        5,628.25      3,297.21     5,628.25
      10         691.07       5,000.00         0.00          691.07        368.05       691.07

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments reduced proportionately to reflect withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a) or
(b).

PART 2: DEATH OF THE ANNUITANT -- WITH ENHANCED DEATH BENEFIT RIDER

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL                                             HYPOTHETICAL
            ACCUMULATED   MARKET VALUE      DEATH         DEATH         DEATH         DEATH
YEAR           VALUE       ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
---------  -------------  -------------  ------------  ------------  ------------  ------------
       1      53,000.00          0.00       53,000.00     52,500.00     50,000.00    53,000.00
       2      53,530.00        500.00       54,030.00     55,125.00     53,000.00    55,125.00
       3      58,883.00          0.00       58,883.00     57,881.25     55,125.00    58,883.00
       4      52,994.70        500.00       53,494.70     60,775.31     58,883.00    60,775.31
       5      58,294.17          0.00       58,294.17     63,814.08     60,775.31    63,814.08
       6      64,123.59        500.00       64,623.59     67,004.78     63,814.08    67,004.78
       7      70,535.95          0.00       70,535.95     70,355.02     67,004.78    70,535.95
       8      77,589.54        500.00       78,089.54     73,872.77     70,535.95    78,089.54
       9      85,348.49          0.00       85,348.49     77,566.41     78,089.54    85,348.49
      10      93,883.34          0.00       93,883.34     81,444.73     85,348.49    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at 5%, reduced proportionately to reflect withdrawals.


Death Benefit (c) is the Death Benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.


The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL                 HYPOTHETICAL                                             HYPOTHETICAL
            ACCUMULATED                 MARKET VALUE      DEATH         DEATH         DEATH         DEATH
YEAR           VALUE       WITHDRAWAL    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
---------  -------------  ------------  -------------  ------------  ------------  ------------  ------------
       1      53,000.00           0.00         0.00       53,000.00     52,500.00     50,000.00    53,000.00
       2      53,530.00           0.00       500.00       54,030.00     55,125.00     53,000.00    55,125.00
       3       3,883.00      50,000.00         0.00        3,883.00      3,816.94      3,635.18     3,883.00
       4       3,494.70           0.00       500.00        3,994.70      4,007.79      3,883.00     4,007.79
       5       3,844.17           0.00         0.00        3,844.17      4,208.18      4,007.79     4,208.18
       6       4,228.59           0.00       500.00        4,728.59      4,418.59      4,208.18     4,728.59
       7       4,651.45           0.00         0.00        4,651.45      4,639.51      4,728.59     4,728.59
       8       5,116.59           0.00       500.00        5,616.59      4,871.49      4,728.59     5,616.59
       9       5,628.25           0.00         0.00        5,628.25      5,115.07      5,616.59     5,628.25
      10         691.07       5,000.00         0.00          691.07        599.51        628.25       691.07

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at 5%, reduced proportionately to reflect withdrawals.

Death Benefit (c) is the Death Benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 3: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT (with or without Enhanced Death Benefit)

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL   HYPOTHETICAL
            ACCUMULATED   MARKET VALUE      DEATH
YEAR           VALUE       ADJUSTMENT      BENEFIT
---------  -------------  -------------  ------------
       1      53,000.00          0.00      53,000.00
       2      53,530.00        500.00      54,030.00
       3      58,883.00          0.00      58,883.00
       4      52,994.70        500.00      53,494.70
       5      58,294.17          0.00      58,294.17
       6      64,123.59        500.00      64,623.59
       7      70,535.95          0.00      70,535.95
       8      77,589.54        500.00      78,089.54
       9      85,348.49          0.00      85,348.49
      10      93,883.34          0.00      93,883.34

The hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

      FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED
                                     THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT KGC



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR SEPARATE ACCOUNT KGC DATED MAY 1, 1997 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENTS, INC., 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.




                               DATED:  MAY 1, 1997

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . .  2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY . . . . . . .  3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

ANNUITY BENEFIT PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .  4

EXCHANGE OFFER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  7

TAX-DEFERRED ACCUMULATION. . . . . . . . . . . . . . . . . . . . . . . . . . 11

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11


                         GENERAL INFORMATION AND HISTORY


Separate Account KGC (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of the Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1996, the Company had over $6.7 billion in assets and over $25.8 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1996, First Allmerica and its subsidiaries (including the Company) had over $13.3 billion in combined assets and over $45.3 billion in life insurance in force.


Each Sub-Account invests in a corresponding investment portfolio of Kemper Investors Fund (the "Fund"), a series-type mutual fund registered with the Securities and Exchange Commission (the "SEC") as an open-end, diversified management investment company. Currently, 14 Sub-Accounts of the Variable Account are available under the Contract. The Money Market Portfolio, Total Return Portfolio, High Yield Portfolio, Growth Portfolio, Government Securities Portfolio, International Portfolio, Small Cap Growth Portfolio, Investment Grade Bond Portfolio, Value Portfolio, Small Cap Value Portfolio, Value+Growth Portfolio, Horizon

20+Portfolio, Horizon 10+Portfolio, and Horizon 5 Portfolio ("Underlying Portfolios"). Each Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Fund shares is reflected on the records of the Fund, and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of Allmerica Financial Life Insurance and Annuity Company prepared in accordance with generally accepted accounting principles as of and for the year ended December 31, 1996 and the statutory basis financial statements of Allmerica Financial Life Insurance and Annuity Company for 1995 and each of the three years ended December 31, 1995 included in this Statement of Additional Information ("SAI") constitiuting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Allmerica Financial Life Insurance and Annuity Company included herein should be considered only as bearing on the ability of Allmerica Financial Life Insurance and Annuity Company to meet its obligations under the Policies.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter for the Contract pursuant to a contract with the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and is an indirectly wholly owned subsidiary of First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

                            ANNUITY BENEFIT PAYMENTS


The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

LLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period. . . . . . .$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period. . . . . . . . .$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses . . . .$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period
     (3) DIVIDED BY (2). . . . . . . . . . . . . . . . . . . . . . . . .0.000335

(5)  Annual Charge (one-day equivalent of 1.10% per annum) . . . . . . .0.000030

(6)  Net Investment Rate (4) - (5) . . . . . . . . . . . . . . . . . . .0.000305

(7)  Net Investment Factor 1.000000 + (6). . . . . . . . . . . . . . . .1.000305

(8)  Accumulation Unit Value -- Current Period (1) x (7) . . . . . . .$ 1.135346


Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134586.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of First and Subsequent Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3.5% per annum, for the Valuation Date as of which the first payment was calculated, was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain annuity benefit payment options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable annuity period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16.560.72.


                                 EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the

Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.


CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the contingent deferred sales charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the contingent deferred sales charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $35 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge, not to exceed $25, for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.


B.  FIXED ANNUITY EXCHANGE OFFER.


This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE.

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently revoke the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Revoke Individual Retirement Annuity" and "Right to Revoke All Other Contracts," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management tax and retirement planning, investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract, and the characteristics of and market for such financial instruments. Total Return data may be advertised based on a period of time that an Underlying Portfolio has been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the SEC. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

        P(1 + T)n = ERV

Where:  P = a hypothetical initial payment to the Variable Account of $1,000

        T = average annual total return

        n = number of years

        ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.10% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

     Years from date of                 Charge as percentage
          Payment                    of New Payments Withdrawn*
     ------------------              -------------------------

           0 - 1                                 7%
             2                                   6%
             3                                   5%
             4                                   4%
             5                                   3%
             6                                   2%
             Thereafter                          0%

*Subject to the maximum limit described in the Prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to (1) 15% of the Accumulated Value, or (2) the life expectancy distribution is not subject to the contingent deferred sales charge.

The calculations of Total Return reflect the deduction of an $0.88 annual Contract fee, representing a pro-rata portion of the $35 annual Contract fee based on a mean Contract size of $40,000.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

        P(1 + T)n = EV

Where:  P = a hypothetical initial payment to the Variable Account of $1,000

        T = average annual total return

        n = number of years

        EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.10% annual charge against the assets of the Sub-Accounts. The ending value assumes that the contract is NOT withdrawn at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the Contract was withdrawn at the end of the period.

The calculations of Supplemental Total Return include the deduction of an $0.88 annual Contract fee, representing a pro-rata portion of the $35 annual Contract fee based on a mean contract size of $40,000.


YIELD AND EFFECTIVE YIELD -- MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1996:


                 Yield               3.47%
                 Effective Yield     3.53%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.10% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                Effective Yield = [(base period return + 1)(365/7)] - 1


The calculations of yield and effective yield reflect the $35 annual Contract fee.

                            TAX-DEFERRED ACCUMULATION

                                 NON-QUALIFIED                CONVENTIONAL
                                ANNUITY CONTRACT              SAVINGS PLAN

                             After-tax contributions
                            and tax-deferred earnings
                            -------------------------

                                      Taxable Lump     After-tax contributions
                   No Withdrawals    Sum Withdrawal     and taxable earnings
                   --------------    --------------    -----------------------

10 Years . . . . .    $107,946         $   86,448            $   81,693
20 Years . . . . .     233,048            165,137               133,476
30 Years . . . . .     503,133            335,021               218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract and a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 0.95% for mortality and expense risk; 0.15% administration charges; 7% maximum deferred sales charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.


                              FINANCIAL STATEMENTS


Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for Separate Account KGC.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

FINANCIAL STATEMENTS
DECEMBER 31, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

    In our opinion, the accompanying balance sheet and the related statement of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 1996, and the results of their operations and their cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
February 3, 1997

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                              STATEMENT OF INCOME

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 REVENUES
   Premiums.....................................  $   32.7
     Universal life and investment product
      policy fees...............................     176.2
     Net investment income......................     171.7
     Net realized investment losses.............      (3.6)
     Other income...............................       0.9
                                                  ---------
         Total revenues.........................     377.9
                                                  ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
      adjustment expenses.......................     192.6
     Policy acquisition expenses................      49.9
     Other operating expenses...................      86.6
                                                  ---------
         Total benefits, losses and expenses....     329.1
                                                  ---------
 Income before federal income taxes.............      48.8
                                                  ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      26.9
     Deferred...................................      (9.8)
                                                  ---------
         Total federal income tax expense.......      17.1
                                                  ---------
 Net income.....................................  $   31.7
                                                  ---------
                                                  ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                                 BALANCE SHEET

 DECEMBER 31,
 (IN MILLIONS)                                                1996
 --------------------------------------------------------  ----------
 ASSETS
   Investments:
     Fixed maturities-at fair value (amortized cost of
      $1,660.2)..........................................  $ 1,698.0
     Equity securities-at fair value (cost of $33.0).....       41.5
     Mortgage loans......................................      221.6
     Real estate.........................................       26.1
     Policy loans........................................      131.7
     Other long-term investments.........................        7.9
                                                           ----------
         Total investments...............................    2,126.8
                                                           ----------
   Cash and cash equivalents.............................       18.8
   Accrued investment income.............................       37.7
   Deferred policy acquisition costs.....................      632.7
                                                           ----------
   Reinsurance receivables:
     Future policy benefits..............................       68.1
     Outstanding claims, losses and loss adjustment
      expenses...........................................        3.5
     Other...............................................        0.9
                                                           ----------
         Total reinsurance receivables...................       72.5
                                                           ----------
   Other assets..........................................        8.2
   Separate account assets...............................    4,524.0
                                                           ----------
         Total assets....................................  $ 7,420.7
                                                           ----------
                                                           ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,163.0
     Outstanding claims, losses and loss adjustment
      expenses...........................................       15.4
     Unearned premiums...................................        2.7
     Contractholder deposit funds and other policy
      liabilities........................................       32.8
                                                           ----------
         Total policy liabilities and accruals...........    2,213.9
                                                           ----------
   Expenses and taxes payable............................       77.3
   Deferred federal income taxes.........................       60.2
   Separate account liabilities..........................    4,523.6
                                                           ----------
         Total liabilities...............................    6,875.0
                                                           ----------
   Commitments and contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
    authorized, 2,518 shares issued and outstanding......        2.5
   Additional paid-in-capital............................      346.3
   Unrealized appreciation on investments, net...........       20.5
   Retained earnings.....................................      176.4
                                                           ----------
         Total shareholder's equity......................      545.7
                                                           ----------
         Total liabilities and shareholder's equity......  $ 7,420.7
                                                           ----------
                                                           ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 COMMON STOCK
     Balance at beginning of year...............  $    2.5
     Issued during year.........................      --
                                                  ---------
     Balance at end of year.....................       2.5
                                                  ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of year...............     324.3
     Contributed from parent....................      22.0
                                                  ---------
     Balance at end of year.....................     346.3
                                                  ---------
 RETAINED EARNINGS
     Balance at beginning of year...............     144.7
     Net income.................................      31.7
                                                  ---------
     Balance at end of year.....................     176.4
                                                  ---------
 NET UNREALIZED APPRECIATION (DEPRECIATION) ON
  INVESTMENTS
     Balance at beginning of year...............      23.8
                                                  ---------
     Appreciation (depreciation) during the
      period:
         Net appreciation (depreciation) on
        available-for-sale securities...........      (5.1)
         (Provision) benefit for deferred
        federal income taxes....................       1.8
                                                  ---------
                                                      (3.3)
                                                  ---------
         Balance at end of year.................      20.5
                                                  ---------
             Total shareholder's equity.........  $  545.7
                                                  ---------
                                                  ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                            STATEMENT OF CASH FLOWS


 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                    1996
 --------------------------------------------  ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    31.7
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Net realized losses.................        3.6
         Net amortization and depreciation...        3.5
         Deferred federal income taxes
        (benefits)...........................       (9.8)
         Change in deferred policy
        acquisition costs....................      (66.8)
         Change in premiums and notes
        receivable, net of reinsurance
        payable..............................       (0.2)
         Change in accrued investment
        income...............................        1.2
         Change in policy liabilities and
        accruals, net........................      (39.9)
         Change in reinsurance receivable....       (1.5)
         Change in expenses and taxes
        payable..............................       32.3
         Separate account activity, net......       10.5
         Other, net..........................       (0.2)
                                               ----------
             Net cash provided by operating
               activities....................      (35.6)
                                               ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
      of available-for-sale fixed
      maturities.............................      809.4
     Proceeds from disposals of equity
      securities.............................        1.5
     Proceeds from disposals of other
      investments............................       17.5
     Proceeds from mortgages matured or
      collected..............................       34.0
     Purchase of available-for-sale fixed
      maturities.............................     (795.8)
     Purchase of equity securities...........      (13.2)
     Purchase of other investments...........      (36.2)
     Other investing activities, net.........       (2.1)
                                               ----------
             Net cash (used in) provided by
               investing activities..........       15.1
                                               ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from issuance of stock and
      capital paid in........................       22.0
                                               ----------
             Net cash provided by financing
               activities....................       22.0
                                               ----------
 Net change in cash and cash equivalents.....        1.5
 Cash and cash equivalents, beginning of
  year.......................................       17.3
                                               ----------
 Cash and cash equivalents, end of year......  $    18.8
                                               ----------
                                               ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.4
     Income taxes paid.......................  $    16.5


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION

    Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of SMA Financial Corporation, which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

    The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

    The Company classifies all debt and equity securities as available-for-sale.

    Realized gains and losses on sales of fixed maturities and equity securities are determined on the specific-identification basis using amortized cost for fixed maturities and cost for equity securities. Fixed maturities and equity securities with other than temporary declines in fair value are written down to estimated fair value resulting in the recognition of realized losses.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing reserves, management considers, among other things, the estimated fair value of the underlying collateral.

    Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

    Policy loans are carried principally at unpaid principal balances.

    Real estate that has been acquired through the foreclosure of mortgage loans is valued at the estimated fair value at the time of foreclosure. The Company considers several methods in determining fair value at foreclosure, using primarily third-party appraisals and discounted cash flow analyses. After foreclosure, the Company makes a determination as to whether the asset should be held for production of income or held for sale.

    Real estate investments held for the production of income and held for sale are carried at depreciated cost less valuation allowances, if necessary, to reduce the carrying value to fair value. Depreciation is generally calculated using the straight-line method.

    Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

    In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

    Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life and group variable universal life products and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits over the expected life of the contracts using a revised interest rate applied to the remaining benefit period. Acquisition costs related to annuity and other life insurance businesses are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination.

    Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

    Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

    Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

    Premiums for individual accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

    All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Premiums for individual life and health insurance and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefits in excess of fund values and net investment income credited to universal life fund values.

I.  FEDERAL INCOME TAXES

    AFC, FAFLIC, AFLIAC and FAFLIC's non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

    The Board of Directors has delegated to AFC management the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated life-nonlife return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

    Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No. 109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

    In March, 1995, SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of", was issued. This statement requires companies to write down to fair value long-lived assets whose carrying value is greater than the undiscounted cash flows of those assets. The statement also requires that long-lived assets of which management is committed to dispose, either by sale or abandonment, be valued at the lower of their carrying amount or fair value less costs to sell. This statement is effective for fiscal years beginning after December 15, 1995. The adoption of this statement has not had a material effect on the financial statements.

2.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

    The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                              1996
                                          --------------------------------------------
                                                        GROSS       GROSS
DECEMBER 31                               AMORTIZED    UNREALIZED UNREALIZED    FAIR
(IN MILLIONS)                              COST (1)     GAINS      LOSSES      VALUE
----------------------------------------  ----------   --------   ---------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......   $   15.7      $ 0.5      $ 0.2     $   16.0
States and political subdivisions.......        8.9        1.6       --           10.5
Foreign governments.....................       53.2        2.9       --           56.1
Corporate fixed maturities..............    1,437.2       38.6        6.1      1,469.7
Mortgage-backed securities..............      145.2        2.2        1.7        145.7
                                          ----------   --------   ---------   --------
Total fixed maturities
 available-for-sale.....................   $1,660.2      $45.8      $ 8.0     $1,698.0
                                          ----------   --------   ---------   --------
Equity securities.......................   $   33.0      $10.2      $ 1.7     $   41.5
                                          ----------   --------   ---------   --------
                                          ----------   --------   ---------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

    In March 1994, AFLIAC voluntarily withdrew its license in New York in order to provide for certain commission arrangements prohibited by New York comparable to AFLIAC's competitors. In connection with the withdrawal, FAFLIC, which is licensed in New York, became qualified to sell the products previously sold by AFLIAC in New York. AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1996.

    There were no contractual fixed maturity investment commitments at December 31, 1996.

    The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.


                                                                      1996
                                                              --------------------
DECEMBER 31                                                   AMORTIZED    FAIR
(IN MILLIONS)                                                   COST       VALUE
------------------------------------------------------------  ---------  ---------

Due in one year or less.....................................  $  129.2   $  130.0
Due after one year through five years.......................     459.0      473.4
Due after five years through ten years......................     735.1      751.1
Due after ten years.........................................     336.9      343.5
                                                              ---------  ---------
    Total...................................................  $1,660.2   $1,698.0
                                                              ---------  ---------
                                                              ---------  ---------


    The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

FOR THE YEAR ENDED DECEMBER 31                                  PROCEEDS FROM      GROSS  GROSS
(IN MILLIONS)                                                  VOLUNTARY SALES     GAINS  LOSSES
------------------------------------------------------------  ------------------   -----  ------

1996

Fixed maturities............................................   $496.6              $4.3   $8.3
                                                              -------              -----  ------
Equity securities...........................................   $  1.5              $0.4   $0.1
                                                              -------              -----  ------

    Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                              EQUITY
FOR THE YEAR ENDED DECEMBER 31                                  FIXED       SECURITIES
(IN MILLIONS)                                                 MATURITIES   AND OTHER (1)   TOTAL
------------------------------------------------------------  ----------   -------------   ------

1996

Net appreciation (depreciation), beginning of year..........    $ 20.4      $ 3.4          $ 23.8
                                                              ----------   ------          ------
  Net (depreciation) appreciation on available-for-sale
   securities...............................................     (20.8)       6.7           (14.1)
  Net appreciation from the effect on deferred policy
   acquisition costs and on policy liabilities..............       9.0       --               9.0
  Provision for deferred federal income taxes...............       4.1       (2.3)            1.8
                                                              ----------   ------          ------
                                                                  (7.7)       4.4            (3.3)
                                                              ----------   ------          ------
Net appreciation, end of year...............................    $ 12.7      $ 7.8          $ 20.5
                                                              ----------   ------          ------
                                                              ----------   ------          ------

(1) Includes net appreciation on other investments of $2.2 million.

B.  MORTGAGE LOANS AND REAL ESTATE

    AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

    The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1996
----------------------------------------  ------

Mortgage loans..........................  $221.6
                                          ------
Real estate:
  Held for sale.........................    26.1
  Held for production of income.........    --
                                          ------
    Total real estate...................    26.1
                                          ------
Total mortgage loans and real estate....  $247.7
                                          ------
                                          ------

    Reserves for mortgage loans were $9.5 million at December 31, 1996.

    During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

    At December 31, 1996, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $16.0 million. These commitments generally expire within one year.

    Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1996
----------------------------------------  ------

Property type:
  Office building.......................  $ 86.1
  Residential...........................    39.0
  Retail................................    55.9
  Industrial / warehouse................    52.6
  Other.................................    25.3
  Valuation allowances..................   (11.2)
                                          ------
Total...................................  $247.7
                                          ------
                                          ------
Geographic region:

  South Atlantic........................  $ 72.9
  Pacific...............................    37.0
  East North Central....................    58.3
  Middle Atlantic.......................    35.0
  West South Central....................     5.7
  New England...........................    21.9
  Other.................................    28.1
  Valuation allowances..................   (11.2)
                                          ------
Total...................................  $247.7
                                          ------
                                          ------

    At December 31, 1996, scheduled mortgage loan maturities were as follows:
1997 -- $58.6 million; 1998 -- $53.1 million; 1999 -- $21.5 million; 2000 --
$52.3 million; 2001 -- $7.7 million; and $28.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1996, the Company refinanced $7.8 million of mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEAR ENDED                                               BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1996

Mortgage loans...........    $12.5        $4.5       $7.5          $ 9.5
Real estate..............      2.1        --          0.4            1.7
                           ----------   ---------   ----------   ----------
    Total................    $14.6        $4.5       $7.9          $11.2
                           ----------   ---------   ----------   ----------
                           ----------   ---------   ----------   ----------

    The carrying value of impaired loans was $21.5 million with related reserves of $7.3 million as of December 31, 1996. All impaired loans were reserved as of December 31, 1996.

    The average carrying value of impaired loans was $26.3 million, with related interest income while such loans were impaired, of $3.4 million as of December 31, 1996.

D.  OTHER

    At December 31, 1996, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

3.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

    The components of net investment income were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                   1996
---------------------------------------------  ------

Fixed maturities.............................  $137.2
Mortgage loans...............................    22.0
Equity securities............................     0.7
Policy loans.................................    10.2
Real estate..................................     6.2
Other long-term investments..................     0.8
Short-term investments.......................     1.4
                                               ------
Gross investment income......................   178.5
Less investment expenses.....................    (6.8)
                                               ------
Net investment income........................  $171.7
                                               ------
                                               ------

    At December 31, 1996, mortgage loans on non-accrual status were $5.0 million, including restructured loans of $2.6 million. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was to reduce net income by $0.1 million in 1996. There were no fixed maturities on non-accrual status at December 31, 1996.

    The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $25.4 million at December 31, 1996. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.6 million in 1996. Actual interest income on these loans included in net investment income aggregated $2.2 million in 1996.

    There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1996.

B.  REALIZED INVESTMENT GAINS AND LOSSES

    Realized gains (losses) on investments were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                  1996
---------------------------------------------  -----

Fixed maturities.............................  $(3.3)
Mortgage loans...............................   (3.2)
Equity securities............................    0.3
Real estate..................................    2.5
Other........................................    0.1
                                               -----
Net realized investment losses...............  $(3.6)
                                               -----
                                               -----

    Proceeds from voluntary sales of investments in fixed maturities were $496.6 million in 1996. Realized gains on such sales were $4.3 million, and realized losses were $8.3 million for 1996.

4.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

REINSURANCE RECEIVABLES

The carrying amount of the reinsurance receivable for outstanding claims, losses and loss adjustment expenses. reported in the balance sheet approximates fair value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

    The estimated fair values of the financial instruments were as follows:

                                                       1996
                                               --------------------
DECEMBER 31                                    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE
---------------------------------------------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   18.8    $   18.8
  Fixed maturities...........................   1,698.0     1,698.0
  Equity securities..........................      41.5        41.5
  Mortgage loans.............................     221.6       229.3
  Policy loans...............................     131.7       131.7
  Reinsurance receivables....................      72.5        72.5
                                               ---------   --------
                                               $2,184.1    $2,191.8
                                               ---------   --------
                                               ---------   --------

FINANCIAL LIABILITIES
  Individual annuity contracts...............     910.2       703.6
  Supplemental contracts without life
   contingencies.............................      15.9        15.9
  Other individual contract deposit funds....       0.3         0.3
                                               ---------   --------
                                               $  926.4    $  719.8
                                               ---------   --------
                                               ---------   --------

5.  DEBT

During 1996, the Company utilized repurchase agreements to finance certain investments. Although the repurchase agreements were entirely settled by year end, management may utilize this policy again in future periods.

    Interest expense was $3.4 million in 1996, relating to interest payments on repurchase agreements, and is recorded in other operating expenses.

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                  1996
---------------------------------------------  -----
Federal income tax expense (benefit)
  Current....................................  $26.9
  Deferred...................................   (9.8)
                                               -----
Total........................................  $17.1
                                               -----
                                               -----

    The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

    The deferred tax (assets) liabilities are comprised of the following at December 31, 1996:

DECEMBER 31
(IN MILLIONS)                                   1996
---------------------------------------------  -------
Deferred tax (assets) liabilities
  Loss reserves..............................   (137.0)
  Deferred acquisition costs.................    186.9
  Investments, net...........................     14.2
  Bad debt reserve...........................     (1.1)
  Other, net.................................     (2.8)
                                               -------
Deferred tax liability, net..................  $  60.2
                                               -------
                                               -------

    Gross deferred income tax liabilities totaled $201.1 million at December 31, 1996. Gross deferred income tax assets totaled $140.9 million at December 31, 1996.

    Management believes, based on the Company's recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

    The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the life-nonlife consolidated group's federal income tax returns through 1991. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the life-nonlife consolidated group's federal income tax returns for 1989, 1990, and 1991. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $112.4 million in 1996. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $13.3 million at December 31, 1996.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

    Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

    At January 1, 1997, AFLIAC could pay dividends of $11.9 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113.

    Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

    The effects of reinsurance were as follows:

 FOR THE YEAR ENDED DECEMBER 31
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 Life insurance premiums:
   Direct.......................................  $   53.3
   Assumed......................................       3.1
   Ceded........................................     (23.7)
                                                  ---------
 Net premiums...................................  $   32.7
                                                  ---------
 Life insurance and other individual policy
  benefits, claims, losses and loss adjustment
  expenses:
   Direct.......................................  $  206.4
   Assumed......................................       4.5
   Ceded........................................     (18.3)
                                                  ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $  192.6
                                                  ---------
                                                  ---------

10.  DEFERRED POLICY ACQUISITION EXPENSES

The following reflects the changes to the deferred policy acquisition asset:

 FOR THE YEAR ENDED DECEMBER 31
 (IN MILLIONS)                                         1996
 --------------------------------------------------  --------
 Balance at beginning of year......................  $ 555.7
   Acquisition expenses deferred...................    116.6
   Amortized to expense during the year............    (49.9)
   Adjustment to equity during the year............     10.3
                                                     --------
 Balance at end of year............................  $ 632.7
                                                     --------
                                                     --------

11.  LIABILITIES FOR INDIVIDUAL ACCIDENT AND HEALTH BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

    The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $178.6 million at December 31, 1996. Accident and health claim liabilities have been re-estimated for all prior years and were increased by $3.2 million in 1996.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

    Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

    The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

 (IN MILLIONS)                                          1996
 ---------------------------------------------------  ---------
 Statutory net income...............................  $    5.4
 Statutory Surplus..................................  $  234.0
                                                      ---------


14.  SUBSEQUENT EVENT (UNAUDITED)



On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The consummation of the transaction is subject to the negotiation of definitive arrangements and regulatory approvals and is expected to occur on or before October 1, 1997. In connection with this transaction, the Company has recorded an after-tax charge of $35 million net income in the first quarter of 1997 related to the reinsurance of this business.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY
(FORMERLY SMA LIFE ASSURANCE COMPANY)
STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1995

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
DECEMBER 31, 1995

Statutory Financial Statements
Report of Independent Accountants.......................................................          1
Statement of Assets, Liabilities, Surplus and Other Funds...............................          3
Statement of Operations and Changes in Capital and Surplus..............................          4
Statement of Cash Flows.................................................................          5
Notes to Statutory Financial Statements.................................................          6

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND STOCKHOLDER OF
ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(FORMERLY KNOWN AS SMA LIFE ASSURANCE COMPANY)

We have audited the accompanying statutory basis statement of assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the related statutory basis statements of operations and changes in capital and surplus, and of cash flows for each of the three years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, or the results of its operations or its cash flows for each of the three years ended December 31, 1995.

TO THE BOARD OF DIRECTORS AND STOCKHOLDER OF
ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(FORMERLY KNOWN AS SMA LIFE ASSURANCE COMPANY)

Page 2

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years ended December 31, 1995, on the basis of accounting described in
Note 1.

As discussed in Note 1 to the financial statements, the Company's parent, State Mutual Life Assurance Company of America, converted from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company on October 16, 1995. In connection with this transaction, the Company changed its name to Allmerica Financial Life Insurance and Annuity Company and its parent became a wholly-owned subsidiary of Allmerica Financial Corporation.

           [LOGO]

Price Waterhouse LLP
Boston, MA

February 5, 1996

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

           STATEMENT OF ASSETS, LIABILITIES, SURPLUS AND OTHER FUNDS
                               AS OF DECEMBER 31,
                                 (IN THOUSANDS)

ASSETS                                            1995        1994
                                               ----------  ----------

Cash.........................................  $    7,791  $    7,248
Investments:
  Bonds......................................   1,659,575   1,595,275
  Stocks.....................................      18,132      12,283
  Mortgage loans.............................     239,522     295,532
  Policy loans...............................     122,696     116,600
  Real estate................................      40,967      51,288
  Short term investments.....................       3,500      45,239
  Other invested assets......................      40,196      27,443
                                               ----------  ----------
      Total cash and investments.............   2,132,379   2,150,908
Premiums deferred and uncollected............      (1,231)      5,452
Investment income due and accrued............      38,413      39,442
Other assets.................................       6,060      10,569
Assets held in separate accounts.............   2,978,409   1,869,695
                                               ----------  ----------
                                               $5,154,030  $4,076,066
                                               ----------  ----------
                                               ----------  ----------

LIABILITIES, SURPLUS AND OTHER FUNDS
Liabilities:
Policy liabilities:
  Life reserves..............................  $  856,239  $  890,880
  Annuity and other fund reserves............     865,216     928,325
  Accident and health reserves...............     167,246     121,580
  Claims payable.............................      11,047      11,720
                                               ----------  ----------
      Total policy liabilities...............   1,899,748   1,952,505
Expenses and taxes payable...................      20,824      17,484
Other liabilities............................      27,499      36,466
Asset valuation reserve......................      31,556      20,786
Obligations related to separate account
 business....................................   2,967,547   1,859,502
                                               ----------  ----------
      Total liabilities......................   4,947,174   3,886,743
                                               ----------  ----------
Surplus and Other Funds:
  Common stock, $1,000 par value
     Authorized -- 10,000 shares
     Issued and outstanding -- 2,517
   shares....................................       2,517       2,517
  Paid-in surplus............................     199,307     199,307
  Unassigned surplus (deficit)...............       4,282     (13,621)
  Special contingency reserves...............         750       1,120
                                               ----------  ----------
      Total surplus and other funds..........     206,856     189,323
                                               ----------  ----------
                                               $5,154,030  $4,076,066
                                               ----------  ----------
                                               ----------  ----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

           STATEMENT OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
                        FOR THE YEAR ENDED DECEMBER 31,
                                 (IN THOUSANDS)

REVENUE                                           1995          1994          1993
                                               -----------   -----------   -----------
 Premiums and other considerations:
    Life.....................................  $   156,864   $   195,633   $   189,285
    Annuities................................      729,222       707,172       660,143
    Accident and health......................       31,790        31,927        35,718
    Reinsurance commissions and reserve
     adjustments.............................       20,198         4,195         2,309
                                               -----------   -----------   -----------
      Total premiums and other
       considerations........................      938,074       938,927       887,455
  Net investment income......................      167,470       170,430       177,612
  Realized capital losses, net of tax........       (2,295)      (17,172)       (7,225)
  Other revenue..............................       37,466        26,065        19,055
                                               -----------   -----------   -----------
      Total revenue..........................    1,140,715     1,118,250     1,076,897
                                               -----------   -----------   -----------

POLICY BENEFITS AND OPERATING EXPENSES
  Policy benefits:
    Claims, surrenders and other benefits....      391,254       331,418       275,290
    Increase (decrease) in policy reserves...      (22,669)       40,113        15,292
                                               -----------   -----------   -----------
      Total policy benefits..................      368,585       371,531       290,582
  Operating and selling expenses.............      150,215       164,175       160,928
  Taxes, except capital gains tax............       26,536        22,846        19,066
  Net transfers to separate accounts.........      556,856       553,295       586,539
                                               -----------   -----------   -----------
      Total policy benefits and operating
       expenses..............................    1,102,192     1,111,847     1,057,115
                                               -----------   -----------   -----------
NET INCOME...................................       38,523         6,403        19,782
Capital and Surplus, Beginning of Year.......      189,323       182,216       171,941
  Unrealized capital gains (losses) on
   investments...............................        8,279        12,170        (9,052)
  Transfer from (to) asset valuation
   reserve...................................      (10,770)       (9,822)        1,974
  Other adjustments..........................      (18,499)       (1,644)       (2,429)
                                               -----------   -----------   -----------
CAPITAL AND SURPLUS, END OF YEAR.............  $   206,856   $   189,323   $   182,216
                                               -----------   -----------   -----------
                                               -----------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS
                        FOR THE YEAR ENDED DECEMBER 31,
                                 (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES               1995         1994         1993
                                               ----------   ----------   ----------

 Premiums, deposits and other income.........  $  964,129   $  962,147   $  902,725
  Allowances and reserve adjustments on
   reinsurance ceded.........................      20,693        3,279       22,185
  Net investment income......................     170,949      173,294      182,843
  Net increase in policy loans...............      (6,096)      (7,585)      (7,812)
  Benefits to policyholders and
   beneficiaries.............................    (393,472)    (330,900)    (298,612)
  Operating and selling expenses and taxes...    (153,504)    (193,796)    (171,533)
  Net transfers to separate accounts.........    (608,480)    (600,760)    (634,021)
  Federal income tax (excluding tax on
   capital gains)............................      (6,771)     (19,603)      (4,828)
  Other sources (applications)...............     (13,642)      19,868        7,757
                                               ----------   ----------   ----------
NET CASH PROVIDED BY (USED IN) OPERATING
 ACTIVITIES..................................     (26,194)       5,944       (1,296)
                                               ----------   ----------   ----------
CASH FLOW FROM INVESTING ACTIVITIES
  Sales and maturities of long term
   investments:
    Bonds....................................     572,640      478,512      386,414
    Stocks...................................         481           63           64
    Real estate and other invested assets....      13,008        3,008       11,094
    Repayment of mortgage principal..........      55,202       65,334       79,844
    Capital gains tax........................        (400)        (968)      (3,296)
  Acquisition of long term investments:
    Bonds....................................    (640,339)    (508,603)    (466,086)
    Stocks...................................         (44)          --           --
    Real estate and other invested assets....     (11,929)     (24,544)      (2,392)
    Mortgage loans...........................        (415)        (364)      (2,266)
    Other investing activities...............      (3,206)      18,934      (27,254)
                                               ----------   ----------   ----------
NET CASH PROVIDED BY (USED IN) INVESTING
 ACTIVITIES..................................     (15,002)      31,372      (23,878)
                                               ----------   ----------   ----------
Net change in cash and short term
 investments.................................     (41,196)      37,316      (25,174)
CASH AND SHORT TERM INVESTMENTS
  Beginning of the year......................      52,487       15,171       40,345
                                               ----------   ----------   ----------
  End of the year............................  $   11,291   $   52,487   $   15,171
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

                    NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION -- Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company", formerly SMA Life Assurance Company) is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica", formerly, State Mutual Life Assurance Company of America), a stock life insurance company. On October 16, 1995, First Allmerica converted from a mutual life insurance company to a stock life insurance company. Concurrent with this transaction, First Allmerica became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which while common in the industry, vary in some respects from generally accepted accounting principles. Significant differences include:

        - Bonds considered to be "available-for-sale" or "trading" are not carried at fair value and changes in fair value are not recognized through surplus or the statement of operations, respectively;

        - The Asset Valuation Reserve, represents a reserve against possible losses on investments and is recorded as a liability through a charge to surplus. The Interest Maintenance Reserve is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes and is also recorded as a liability, however, the deferred net realized investment gains and losses are amortized into future income generally over the original period to maturity of the assets sold. These liabilities are not required under generally accepted accounting principles;

        - Total premiums, deposits and benefits on certain investment-type contracts are reflected in the statement of operations, instead of using the deposit method of accounting;

        - Policy acquisition costs, such as commissions, premium taxes and other items, are not deferred and amortized in relation to the revenue/gross profit streams from the related contracts;

        - Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions instead of using more realistic expense, interest, morbidity, mortality and voluntary withdrawal assumptions with provision made for adverse deviation;

        - Amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective liabilities;

        - Deferred federal income taxes are not provided for temporary differences between amounts reported in the financial statements and those included in the tax returns;

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

        - Certain adjustments related to prior years are recorded as direct charges or credits to surplus;

        - Certain assets, designated as "non-admitted" assets
          (principally agents' balances), are not recorded as assets, but are charged to surplus; and,

        - Costs related to other postretirement benefits are recognized only for employees that are fully vested.

The preparation of financial statements in accordance with practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the NAIC requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS -- Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Depreciation is generally calculated using the straight-line method.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS -- In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds, stocks and mortgage loans and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS -- In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS -- Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in capital and surplus.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES -- Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Reserves are computed using interest rates ranging from 3% to 6% for individual life insurance policies, 3% to 5 1/2% for accident and health policies and 3 1/2% to 9 1/2% for annuity contracts. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 1995 and 1994, approximately 84% and 77%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

FEDERAL INCOME TAXES -- AFC, its life insurance subsidiaries, First Allmerica and Allmerica Financial and its non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The federal income tax allocation policies and procedures are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

CAPITAL GAINS AND LOSSES -- Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve ("IMR"), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to capital and surplus. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold. The Company uses the seriatim method of amortization for interest related gains and losses arising from the sale of mortgages, and uses the group method to amortize interest related gains and losses arising from all other fixed income investments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 2 -- INVESTMENTS

BONDS -- The carrying value and fair value of investments in bonds are as follows:

                                                                            DECEMBER 31, 1995
                                                          ------------------------------------------------------
                                                                          GROSS           GROSS
                                                           CARRYING    UNREALIZED      UNREALIZED        FAIR
(IN THOUSANDS)                                              VALUE     APPRECIATION    DEPRECIATION      VALUE
                                                          ----------  -------------   -------------   ----------

Federal government bonds................................  $   67,039     $ 3,063         $    --      $   70,102
State, local and government agency bonds................      13,607       2,290              23          15,874
Foreign government bonds................................      12,121         772             249          12,644
Corporate securities....................................   1,471,422      55,836           6,275       1,520,983
Mortgage-backed securities..............................      95,385         951              --          96,336
                                                          ----------  -------------   -------------   ----------
Total...................................................  $1,659,574     $62,912         $ 6,457      $1,715,939
                                                          ----------  -------------   -------------   ----------
                                                          ----------  -------------   -------------   ----------


                                                                            DECEMBER 31, 1994
                                                          ------------------------------------------------------
                                                                          GROSS           GROSS
                                                           CARRYING    UNREALIZED      UNREALIZED        FAIR
(IN THOUSANDS)                                              VALUE     APPRECIATION    DEPRECIATION      VALUE
                                                          ----------  -------------   -------------   ----------

Federal government bonds................................  $   17,651     $     8         $   762      $   16,897
State, local and government agency bonds................       1,110          54              --           1,164
Foreign government bonds................................      31,863          83           3,735          28,211
Corporate securities....................................   1,462,871       8,145          56,011       1,415,005
Mortgage-backed securities..............................      81,780         268           1,737          80,311
                                                          ----------  -------------   -------------   ----------
Total...................................................  $1,595,275     $ 8,558         $62,245      $1,541,588
                                                          ----------  -------------   -------------   ----------
                                                          ----------  -------------   -------------   ----------

The carrying value and fair value by contractual maturity at December 31, 1995, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.

                                         CARRYING    FAIR
(IN THOUSANDS)                            VALUE     VALUE
                                        --------------------

Due in one year or less................. $  250,578 $  258,436
Due after one year through five years...    736,003    763,179
Due after five years through ten
 years..................................    538,897    558,445
Due after ten years.....................    134,097    135,880
                                        --------------------
Total................................... $1,659,575 $1,715,940
                                        --------------------
                                        --------------------

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

MORTGAGE LOANS AND REAL ESTATE -- Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. At December 31, 1995 and 1994, mortgage loan and real estate investments were distributed by the following types and geographic regions:

(IN THOUSANDS)
PROPERTY TYPE                               1995      1994
----------------------------------------  --------  --------

Office buildings........................  $127,149  $140,292
Residential.............................    59,934    57,061
Retail..................................    29,578    72,787
Industrial/Warehouse....................    38,192    39,424
Other...................................    25,636    37,256
                                          --------  --------
Total...................................  $280,489  $346,820
                                          --------  --------
                                          --------  --------


GEOGRAPHIC REGION                           1995      1994
----------------------------------------  --------  --------

South Atlantic..........................  $ 86,410  $ 92,934
East North Central......................    55,991    72,704
Middle Atlantic.........................    38,666    48,688
Pacific.................................    32,803    39,892
West North Central......................    21,486    27,377
Mountain................................     9,939    12,211
New England.............................    24,886    26,613
East South Central......................     5,487     6,224
West South Central......................     4,821    20,177
                                          --------  --------
Total...................................  $280,489  $346,820
                                          --------  --------
                                          --------  --------

Reserves for mortgage loans and real estate reflected in the above amounts were $18.9 million and $21.0 million at December 31, 1995 and 1994, respectively.

NET INVESTMENT INCOME -- The components of net investment income for the year ended December 31 were as follows:

(IN THOUSANDS)                                   1995      1994      1993
                                               --------  --------  --------
Bonds........................................  $122,318  $123,495  $126,729
Stocks.......................................     1,653     1,799       953
Mortgage loans...............................    26,356    31,945    40,823
Real estate..................................     9,139     8,425     9,493
Policy loans.................................     9,486     8,797     8,215
Other investments............................     3,951     1,651       674
Short term investments.......................     2,252     1,378       840
                                               --------  --------  --------
                                                175,155   177,490   187,727
  Less investment expenses...................     9,703     9,138    11,026
                                               --------  --------  --------
Net investment income, before IMR
 amortization................................   165,452   168,352   176,701
  IMR amortization...........................     2,018     2,078       911
                                               --------  --------  --------
Net investment income........................  $167,470  $170,430  $177,612
                                               --------  --------  --------
                                               --------  --------  --------

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

REALIZED CAPITAL GAINS AND LOSSES -- Realized capital gains (losses) on investments for the years ended December 31 were as follows:

(IN THOUSANDS)                                   1995      1994      1993
                                               --------  --------  --------
Bonds........................................  $    727  $    645  $ 10,133
Stocks.......................................      (263)      (62)       16
Mortgage loans...............................    (1,083)  (17,142)      (83)
Real estate..................................    (1,892)      605    (2,044)
                                               --------  --------  --------
                                                 (2,511)  (15,954)    8,022
Less income tax..............................       400       968     3,296
                                               --------  --------  --------
Net realized capital gains (losses) before
 transfer to IMR.............................    (2,911)  (16,922)    4,726
Net realized capital gains transferred to
 IMR.........................................       616      (250)  (11,951)
                                               --------  --------  --------
Net realized capital gains (losses)..........  $ (2,295) $(17,172) $ (7,225)
                                               --------  --------  --------
                                               --------  --------  --------

Proceeds from voluntary sales of investments in bonds during 1995, 1994 and 1993 were $22.4 million, $17.9 million, and $13.2 million, respectively. Gross gains of $4.3 million, $3.0 million, and $4.5 million and gross losses of $5.2 million, $4.6 million, and $.5 million, respectively, were realized on those sales.

NOTE 3 -- FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

    Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS -- The carrying amounts reported in the statement of assets, liabilities, surplus and other funds approximate fair value.

BONDS -- Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS -- Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS -- Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

POLICY LOANS -- The carrying amount reported in the statement of assets, liabilities, surplus and other funds approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) -- Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                   1995                    1994
                                          ----------------------  ----------------------
                                           CARRYING      FAIR      CARRYING      FAIR
(IN THOUSANDS)                              VALUE       VALUE       VALUE       VALUE
                                          ----------  ----------  ----------  ----------

Financial Assets:
  Cash..................................  $    7,791  $    7,791  $    7,248  $    7,248
  Short term investments................       3,500       3,500      45,239      45,239
  Bonds.................................   1,659,575   1,715,940   1,595,275   1,541,588
  Stocks................................      18,132      18,414      12,283      12,590
  Mortgage loans........................     239,522     250,196     295,532     291,704
  Policy loans..........................     122,696     122,696     116,600     116,600

Financial Liabilities:
  Individual annuity contracts..........     803,099     797,024     869,230     862,662
  Supplemental contracts without life
   contingencies........................      16,796      16,796      16,673      16,673
Other contract deposit funds............         632         632       1,105       1,105

NOTE 4 -- FEDERAL INCOME TAXES

    The federal income tax provisions for 1995, 1994 and 1993 were $17.4 million, $13.1 million and $8.6 million, respectively, which include taxes applicable to realized capital gains of $.4 million, $1.0 million and $3.3 million.

The effective federal income tax rates were 27%, 67% and 30% in 1995, 1994 and 1993, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for federal tax purposes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has completed its examination of all of the consolidated federal income tax returns through 1988. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 5 -- REINSURANCE

    The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:

(IN THOUSANDS)                                  1995     1994     1993
                                               -------  -------  -------

Reinsurance premiums assumed.................  $ 3,442  $ 3,788  $ 4,190
Reinsurance premiums ceded...................   42,914   17,430   14,798
Deduction from insurance liability including
 reinsurance recoverable on unpaid claims....   82,227   46,734   42,805

Individual life premiums ceded to First Allmerica aggregated $6.8 million, $7.8 million and $9.0 million in 1995, 1994 and 1993, respectively. The Company has also entered into various reinsurance agreements with First Allmerica under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from First Allmerica. Premiums assumed pursuant to these agreements aggregated $3.4 million, $3.8 million and $4.2 million in 1995, 1994 and 1993, respectively .

During the year Allmerica Financial entered into a coinsurance agreement to reinsure substantially all of its yearly renewable term life insurance. Premiums ceded and reinsurance credits taken under this agreement amounted to $25.4 million and $20.7 million, respectively. At December 31, 1995, the deduction from insurance liability, including reinsurance recoverable on unpaid claims under this agreement was $12.7 million.

NOTE 6 -- ACCIDENT AND HEALTH POLICY AND CLAIM LIABILITIES

    The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed and recorded.

The policy and claims liabilities related to the Company's accident and health business were $169.7 million and $123.5 million at December 31, 1995 and 1994, respectively. Accident and health policy and claims liabilities have been re-estimated for all prior years and were increased by $42.5 million, $10.9 million and $13.2 million, in 1995, 1994 and 1993, respectively, including $21.9 million and $2.8 million recorded as an adjustment to surplus in 1995 and 1993, respectively. The unfavorable development is primarily due to reserve strengthening and adverse experience in the Company's individual accident and health line of business.

NOTE 7 -- DIVIDEND RESTRICTIONS

    Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. At January 1, 1996, the Company could pay dividends of $4.3 million to First Allmerica, without prior approval.

NOTE 8 -- OTHER RELATED PARTY TRANSACTIONS

    First Allmerica provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from First Allmerica were $85.8 million, $102.5 million and $98.9 million in 1995, 1994 and 1993, respectively. The net amounts payable to First Allmerica and affiliates for accrued expenses and various other liabilities and receivables were $12.6 million and $8.3 million at December 31, 1995 and 1994, respectively.

NOTE 9 -- FUNDS ON DEPOSIT

    In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal First Allmerica, which is licensed in New York, became qualified to sell the products previously sold by Allmerica Financial in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1995, the carrying value and fair value of the assets or deposit was $295.0 million and $303.6 million, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $4.2 million and $3.9 million were on deposit with various other state and governmental authorities as of December 31, 1995 and 1994, respectively.

NOTE 10 -- LITIGATION

    The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                 SEPARATE ACCOUNT KGC -- KEMPER GATEWAY CUSTOM
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                            SMALL CAP   SMALL CAP
                              VALUE      GROWTH       VALUE    INTERNATIONAL    GROWTH    VALUE+GROWTH  HORIZON 20+
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------
ASSETS:
Investments in shares of
 Kemper Investors Fund....     --          --          --           --            --          --            --

LIABILITIES:
                               --          --          --           --            --          --            --
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------
    Net assets............     --          --          --           --            --          --            --
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------


                                                                              INVESTMENT
                              TOTAL                                HIGH          GRADE     GOVERNMENT      MONEY
                             RETURN    HORIZON 10+  HORIZON 5      YIELD         BOND      SECURITIES     MARKET
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------
ASSETS:
Investments in shares of
 Kemper Investors Fund....     --          --          --           --            --          --            --

LIABILITIES:
                               --          --          --           --            --          --            --
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------
    Net assets............     --          --          --           --            --          --            --
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------
                           ----------- ----------- ----------- -------------  ----------- ------------  -----------

   The accompanying notes are an integral part of these financial statements.

                 SEPARATE ACCOUNT KGC -- KEMPER GATEWAY CUSTOM

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION

    Separate Account KGC (VA-KGC) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on December 20, 1996 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). Under applicable insurance law, the assets and liabilities of VA-KGC are clearly identified and distinguished from the other assets and liabilities of the Company. VA-KGC cannot be charged with liabilities arising out of any other business of the Company.

    VA-KGC is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). VA-KGC currently offers fourteen Sub-Accounts under the Kemper Gateway Custom contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of Kemper Investors Fund
(KINF) managed by Zurich Kemper Investments, Inc. (ZKI). The Value and Small Cap Value Portfolios are managed by Dreman Value Advisors, Inc. (DVA), a wholly owned subsidary of ZKI. KINF is an open-end, diversified management investment company registered under the 1940 Act.

    VA-KGC has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Section 401, 403, or 408 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of KINF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of KINF at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of VA-KGC. Therefore, no provision for income taxes has been charged against VA-KGC.

NOTE 3 -- INVESTMENTS

    There were no investment purchases and sales for the year ended December 31, 1996.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    The Company makes a charge of .95% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

                 SEPARATE ACCOUNT KGC -- KEMPER GATEWAY CUSTOM

                               DECEMBER 31, 1996

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)
    A contract fee of $35 is currently deducted on the Contract anniversary date and upon full surrender of the contract when the accumulated value is less than $50,000. The contract fee is waived for contracts issued to and maintained by the Trustee of a 401(k) plan.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of VA-KGC, and does not receive any compensation for sales of the VA-KGC -- Kemper Gateway Custom contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-KGC satisfies the current requirements of the regulations, and it intends that VA-KGC will continue to meet such requirements.

                              PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) FINANCIAL STATEMENTS

    FINANCIAL STATEMENTS INCLUDED IN PART A
    None


    FINANCIAL STATEMENTS INCLUDED IN PART B
    Financial Statements for Allmerica Financial Life Insurance and Annuity Company and for Separate Account KGC


    FINANCIAL STATEMENTS INCLUDED IN PART C
    None

(b) EXHIBITS

Exhibit 1 -   Vote of Board of Directors Authorizing Establishment of
              Registrant dated June 13, 1996 was previously filed in Initial
              Registration Statement on August 16, 1996 and is incorporated by reference herein.

Exhibit 2 -   Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
              may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.


Exhibit 3 -   (a)  Wholesaling Agreement was previously filed in Pre-Effective
                   Amendment No. 1 and is incorporated by reference herein.

              (b) Form of Sales Agreement was previously filed in Initial Registration Statement on August 16, 1996 and is incorporated by reference herein.


              (c) Broker's Agreement and Specimen Schedule of Sales Commissions for Variable Annuity Policies were previously filed on November 3, 1994 in Registration Statement
                   No. 33-85916, and are incorporated by reference herein.

Exhibit 4 -   Policy Form was previously filed in Initial
              Registration Statement on August 16, 1996 and is incorporated by reference herein.
Exhibit 5 -   Application Form was previously filed in Initial Registration
              Statement on August 16, 1996 and is incorporated by reference herein.
Exhibit 6 -   The Depositor's Articles of Incorporation, as amended effective
              October 1, 1995 to reflect its new name, and Bylaws were
              previously filed in Initial Registration Statement on August
              16, 1996 and is incorporated by reference herein.
Exhibit 7 -   Not Applicable.

Exhibit 8 -   None

Exhibit 9 -   Consent and Opinion of Counsel is filed herewith

Exhibit 10 -  Consent and Opinion of Independent Accountants is filed herewith

Exhibit 11 -  None.

Exhibit 12 -  None.

Exhibit 13 -  None.


Exhibit 15 -  Participation Agreement was previously filed in Pre-Effective
              Amendment No. 1 and is incorporated by reference herein.




Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

         The principal business address of all the following Directors and Officers is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


       NAME AND POSITION                  PRINCIPAL OCCUPATION(S) DURING
         WITH COMPANY                             PAST FIVE YEARS
         ------------                             ---------------

Bruce C. Anderson, Director             Director of First Allmerica since 1996;
                                        Vice President, First Allmerica


Abigail M. Armstrong, Secretary and     Secretary of First Allmerica since 1996;
 Counsel                                Counsel, First Allmerica

John P. Kavanaugh, Director, Vice       Director and Chief Investment Officer
 President and Chief Investment         of First Allmerica since 1996; Vice
 Officer                                President, First Allmerica since 1991

John F. Kelly, Director                 Director of First Allmerica since 1996;
                                        Senior Vice President, General Counsel
                                        and Assistant Secretary, First
                                        Allmerica

J. Barry May, Director                  Director of First Allmerica since 1996;
                                        Director and President, The Hanover
                                        Insurance Company since 1996; Vice
                                        President, The Hanover Insurance
                                        Company, 1993 to 1996

James R. McAuliffe, Director            Director of First Allmerica since 1996;
                                        President and CEO, Citizens Insurance
                                        Company of America since 1994; Vice
                                        President 1982 to 1994 and Chief
                                        Investment Officer, First Allmerica
                                        1986 to 1994

John F. O'Brien, Director and           Director, Chairman of the Board,
 Chairman of the Board                  President and Chief Executive Officer,
                                        First Allmerica since 1989

Edward J. Parry, III, Director, Vice    Director and Chief Financial Officer of
 President, Chief Financial Officer     First Allmerica since 1996; Vice
 and Treasurer                          President and Treasurer, First Allmerica
                                        since 1993

Richard M. Reilly, Director,            Director of First Allmerica since 1996;
 President and Chief Executive          Vice President, First Allmerica since
 Officer                                1990; Director, Allmerica Investments,
                                        Inc. since 1990; Director and President,
                                        Allmerica Investment Management Company,
                                        Inc. since 1990

Larry C. Renfro, Director               Director of First Allmerica since 1996;
                                        Vice President, First Allmerica since
                                        1990

Eric A. Simonsen, Director and          Director of First Allmerica since 1996;
 Vice President                         Vice President, First Allmerica since
                                        1990; Chief Financial Officer, First
                                        Allmerica 1990 to 1996

Phillip E. Soule, Director              Director of First Allmerica since 1996;
                                        Vice President, First Allmerica

                  ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


         NAME                               ADDRESS                  TYPE OF BUSINESS
         ----                               -------                  ----------------
AAM Equity Fund                         440 Lincoln Street       Massachusetts Grantor Trust
                                        Worcester MA 01653

AAM High Yield Fund, L.L.C.                                      Limited Liability Company

AFC Capital Trust I                                              Statutory Business Trust


Allmerica Asset Management              440 Lincoln Street       Investment advisory services
Limited                                 Worcester MA 01653

Allmerica Asset Management, Inc.        440 Lincoln Street       Investment advisory services
                                        Worcester MA 01653

Allmerica Employees Insurance           440 Lincoln Street       Insurance Agency
Agency, Inc.                            Worcester MA 01653


Allmerica Equity Index Pool                                      Grantor Trust

Allmerica Financial Alliance            100 North Parkway        Multi-line property and
Insurance Company                       Worcester MA 01605       casualty insurance

Allmerica Financial Benefit             100 North Parkway        Multi-line property and
Insurance Company                       Worcester MA 01605       casualty insurance

Allmerica Financial Corporation         440 Lincoln Street       Holding Company
                                        Worcester MA 01653

Allmerica Financial Insurance           440 Lincoln Street       Insurance Broker
Brokers, Inc.                           Worcester MA 01653


Allmerica Financial Life Insurance      440 Lincoln Street       Life insurance, accident and
and Annuity Company (formerly           Worcester MA 01653       health insurance, annuities,
known as SMA Life Assurance                                      variable annuities and
Company)                                                         variable life insurance

Allmerica Financial Services            440 Lincoln Street       Insurance Agency
Insurance Agency, Inc.                  Worcester MA 01653

Allmerica Funding Corp.                 440 Lincoln Street       Special purpose funding
                                        Worcester MA 01653       vehicle for commercial paper

Allmerica Funds                         440 Lincoln Street       Investment Company
                                        Worcester MA 01653

Allmerica, Inc.                         440 Lincoln Street       Common employer for
                                        Worcester MA 01653       Allmerica Financial
                                                                 Corporation entities




Allmerica Institutional Services, Inc.  440 Lincoln Street       Accounting, marketing and
Inc. (formerly known as 440 Financial   Worcester MA 01653       shareholder services for
Group of Worcester, Inc.)                                        investment companies

Allmerica Investment Management         440 Lincoln Street       Investment advisory services
Company, Inc.                           Worcester MA 01653

Allmerica Investments, Inc.             440 Lincoln Street       Securities, retail broker-dealer
                                        Worcester MA 01653

Allmerica Investment Trust              440 Lincoln Street       Investment Company
                                        Worcester MA 01653

Allmerica Property & Casualty           440 Lincoln Street       Holding Company
Companies, Inc.                         Worcester MA 01653

Allmerica Securities Trust              440 Lincoln Street       Investment Company
                                        Worcester MA 01653

Allmerica Services Corporation          440 Lincoln Street       Internal administrative
                                        Worcester MA 01653       services provider to Allmerica
                                                                 Financial Corporation entities

Allmerica Trust Company, N.A.           440 Lincoln Street       Limited purpose national trust
                                        Worcester MA 01653       company

AMGRO, Inc.                             100 North Parkway        Premium financing
                                        Worcester MA 01605

APC Funding Corp.                       440 Lincoln Street       Special purpose funding
                                        Worcester MA 01653       vehicle for commercial paper

Beltsville Drive Limited                440 Lincoln Street       Real estate partnership
Partnership                             Worcester MA 01653

Citizens Corporation                    440 Lincoln Street       Holding Company
                                        Worcester MA 01653

Citizens Insurance Company of           645 West Grand River     Multi-line property and
America                                 Howell MI 48843          casualty insurance


Citizens Insurance Company of           333 Pierce Road          Multi-line property and
Illinois                                Itasca IL 60143          casualty insurance

Citizens Insurance Company of the       3950 Priority Way        Multi-line property and
Midwest                                 South Drive, Suite 200   casualty insurance
                                        Indianapolis IN 46280




Citizens Insurance Company of           8101 N. High Street      Multi-line property and
Ohio                                    P.O. Box 342250          casualty insurance
                                        Columbus OH 43234

Citizens Management, Inc.               645 West Grand River     Services management company
                                        Howell MI 48843

First Allmerica Financial Life          440 Lincoln Street       Life, pension, annuity,
Insurance Company (formerly State       Worcester MA 01653       accident and health insurance
Mutual Life Assurance Company                                    company
of America)

Greendale Special Placements Fund       440 Lincoln Street       Massachusetts Grantor Trust
                                        Worcester MA 01653

The Hanover American Insurance          100 North Parkway        Multi-line property and
Company                                 Worcester MA 01605       casualty insurance

The Hanover Insurance Company           100 North Parkway        Multi-line property and
                                        Worcester MA 01605       casualty insurance

Hanover Texas Insurance                 801 East Campbell Road   Attorney-in-fact for Hanover
Management Company, Inc.                Richardson TX 75081      Lloyd's Insurance Company

Hanover Lloyd's Insurance               801 East Campbell Road   Multi-line property and
Company                                 Richardson TX 75081      casualty insurance

Linder Skokie Real Estate               440 Lincoln Street       Real estate holding company
Corporation                             Worcester MA 01653

Lloyds Credit Corporation               440 Lincoln Street       Premium financing service
                                        Worcester MA 01653       franchises

Logan Wells Water Company, Inc.         603 Heron Drive          Water Company serving land
                                        Bridgeport NJ 08014      development investment

Massachusetts Bay Insurance             100 North Parkway        Multi-line property and
Company                                 Worcester MA 01605       casualty insurance

SMA Financial Corp.                     440 Lincoln Street       Holding Company
                                        Worcester MA 01653

Somerset Square, Inc.                   440 Lincoln Street       Real estate holding company
                                        Worcester MA 01653

Sterling Risk Management                440 Lincoln Street       Risk management services
Services, Inc.                          Worcester MA 01653


Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. See attached organization chart.



                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                  |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
      59.47%               100%               99.2%                 100%                  100%               100%
     Allmerica        Sterling Risk         Allmerica            Somerset             Allmerica           Allmerica
     Property           Management             Trust            Square, Inc.         Financial Life      Institutional
    & Casualty        Services, Inc.       Company, N.A.                             Insurance and      Services, Inc.
  Companies, Inc.                                                                   Annuity Company
                                             Federally
     Delaware            Delaware            Chartered         Massachusetts            Delaware         Massachusetts
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                   |                   |                    |                     |                  |
       100%                100%                100%                 100%                 82.5%               100%
     Allmerica           Allmerica          The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial           Employee            American            Insurance            Corporation        Bay Insurance
      Benefit            Insurance           Insurance           Management                                 Company
     Insurance         Agency, Inc.           Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan





                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                                                   |
                                                                  100%
                                                                  SMA
                                                               Financial Corp.


                                                               Massachusetts
                                                                    |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
       100%                100%                100%                 100%                  100%             Allmerica
     Allmerica           Allmerica           Allmerica           Allmerica               Linder              Asset
    Investments,        Investment             Asset         Financial Services          Skokie           Management,
       Inc.             Management          Management,          Insurance            Real Estate           Limited
                       Company, Inc.            Inc.            Agency, Inc.          Corporation

   Massachusetts       Massachusetts       Massachusetts       Massachusetts         Massachusetts          Bermuda

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                       Beltsville
                         AAM High                                                        Drive
                        Yield Fund,                                                    Properties
                          L.L.C.                                                        Limited
                                                                                      Partnership
                       Massachusetts
                                                                                        Delaware
                   LLC established for the benefit of
                   First Allmerica, Allmerica                                    Limited partnership involving First Allmerica, as
                   Financial Life, Hanover and                                   general partner and Allmerica Financial Life as
                   Citizens                                                      limited partner


Item 27.  NUMBER OF CONTRACT OWNERS.

     As of December 31, 1996 the Variable Account had no Contract Owners


Item 28.  INDEMNIFICATION.

Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS.


(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
      - VEL Account, VEL II Account, Group Vel, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account Inheiritage Account, Separate Account KG, Fulcrum Separate
         Account and Fulcrum Variable Life Separate Account of Allmerica Financial Life Insurance and Annuity Company
      - Separate Accounts I, VA-K, VA-P, VEL II Account, Inheiritage Account Group VEL Account, Allmerica Select Separate Account, Fulcrum Variable Life Separate Account, Fulcrum Separate Account, Separate
         Account KG and KGC of First Allmerica Financial
         Life Insurance Company.
      -  Allmerica Investment Trust


(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

    Name                               Position or Office with Underwriter
    ----                               -----------------------------------

Emil J. Aberizk                        Vice President

Abigail M. Armstrong                   Secretary and Counsel

Richard F. Betzler, Jr.                Vice President

Phillip J. Coffey                      Vice President

Thomas J. Cunningham                   Vice President, Chief Financial Officer
                                        and Controller

John F. Kelly                          Director

William F. Monroe, Jr.                 Vice President

David J. Mueller                       Vice President

John F. O'Brien                        Director

Stephen Parker                         President, Director and Chief
                                        Executive Officer

Edward J. Parry, III                   Treasurer

Richard M. Reilly                      Director

Eric A. Simonsen                       Director

Mark Steinberg                         Senior Vice President



Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts 01653.

Item 31.  MANAGEMENT SERVICES.

The Company provides daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


(b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.



(d) The Company hereby undertakes that the aggregate fees and charges under the contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.


Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                            SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 1997.



                                  SEPARATE ACCOUNT KGC OF
                                  ALLMERICA FINANCIAL LIFE INSURANCE
                                  AND ANNUITY COMPANY

                                  By: /s/ Abigail M. Armstrong
                                      ---------------------------------
                                      Abigail M. Armstrong, Secretary



SIGNATURES                   TITLE                               DATE
----------                   -----                               ----

/s/ John F. O'Brien         Director and
John F. O'Brien             Chairman of the Board

/s/ Bruce C. Anderson       Director
Bruce C. Anderson


/s/ John P. Kavanaugh       Director                          April 2, 1997
John P. Kavanaugh


/s/ John F. Kelly           Director
John F. Kelly

/s/ James R. McAuliffe      Director
James R. McAuliffe

/s/ Edward J. Parry III     Director, Vice President,Treasurer
Edward J. Parry III         And Chief Accounting Officer

/s/ Richard M. Reilly       Director, President and
Richard M. Reilly           Chief Executive Officer

/s/ Larry C. Renfro         Director
Larry C. Renfro

/s/ Eric A. Simonsen        Director
Eric A. Simonsen

/s/ Phillip E. Soule        Director
Phillip E. Soule

                          EXHIBIT TABLE



Exhibit 9    -   Consent and Opinion of Counsel.

Exhibit 10   -   Consent of Independent Accountants